UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 2-28871

Exact name of registrant as specified in charter: Delaware Group Equity Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: June 30

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders

Annual Report	Delaware
American Services Fund

June 30, 2007

                                              Growth equity mutual fund

> Portfolio management review	1
> Performance summary	6
> Disclosure of Fund expenses	8
> Sector allocation and top 10 holdings	9
> Statement of net assets	10
> Statement of operations	12
> Statements of changes in net assets	13
> Financial highlights	14
> Notes to financial statements	19
> Report of independent registered public accounting firm	23
> Other Fund information	24
> Board of trustees/directors and officers addendum	26
> About the organization	28

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Portfolio management review

Delaware American Services Fund

July 10, 2007

The managers of Delaware American Services Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended June 30, 2007. Please see page 2 to learn more about the portfolio managers.

Q: What was the investment environment during the year ended June 30, 2007?

A: During the first weeks of the Delaware American Services Fund’s fiscal year, uncertainty lingered in the market, fueled largely by concerns about the economy, including residential real estate weakness, energy prices, and their effect on consumer spending. On Aug. 8, 2006, the Federal Reserve announced that it would leave interest rates unchanged after 17 consecutive increases. This, along with easing of gas prices in August, appeared to lead investors back into the stock market. Market optimism generally ensued and held steady over much of the remainder of the reporting period, with the exception of a few corrections.

Stocks tumbled significantly in late February — first sparked by a sharp decline in Chinese equity prices. During this period, weak stock market performance reflected investor concern about the troubled subprime mortgage business, as well as speculation about potential effects of the Chinese government’s efforts to slow economic growth.

The market later recovered and showed strength during the spring months. However, signs of slow economic growth and elevated inflation resonated through the market for much of the remainder of the period, and performance turned volatile in June as more concerns about subprime lending made news.

Q: How did various market categories perform during the period?

A: Energy was the market’s best-performing sector followed by stocks representing industrial companies, which also outperformed the broader market. The stocks of business services companies posted attractive returns as well. On the other hand, stocks of financial, consumer-related, and biotechnology companies generally underperformed the broader market. This was, in our opinion, a response to increased regulation, pricing pressures, and weaker spending.

Q: How did the Fund perform over the past 12 months?

A: Delaware American Services Fund generated strong performance for the fiscal year ended June 30, 2007. Class A shares returned +22.19% at net asset value and +15.19% at the maximum offer price (both figures represent all distributions reinvested). For complete, annualized performance for the Fund, please see page 4. The Fund’s benchmark, the S&P 500 Index, returned +20.59% during the period.

The Fund employs a bottom-up approach to identify the market’s best growth opportunities. This multi-cap strategy enables the Fund to leverage opportunities across a wide spectrum of industries and sectors. We attribute the Fund’s attractive performance to good stock selection, particularly among consumer cyclical stocks, which posted positive returns but generally did not perform as well as the overall market. In some instances, however, our category weightings restricted performance, namely in the energy and industrials arena, where the Fund held an underweight position relative to the benchmark index.

Q: Who were some of the Fund’s top performers during the fiscal year?

A: The largest single contributor to performance was Crocs, manufacturer of the wildly popular resin footwear. In the financial sector, Nuveen Investments was a strong performer that we elected to sell late in the period, when Nuveen agreed to be acquired by a private-equity group led by Madison Dearborn Partners.

In the energy sector, National Oilwell Varco was a noteworthy performer in this sector. National Oilwell Varco manufactures the components used in oil and gas drilling and production. We believe the company remains well-positioned to benefit from growing demand.

Among our holdings in the basic industry/capital goods group, Precision Castparts, a large-cap stock, also turned

The views expressed are current as of the date of this report and are subject to change.

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Portfolio management review

Delaware American Services Fund

July 10, 2007

in a favorable performance. As a manufacturer of highly specialized components and products for the aerospace sector, Precision represents a classic example of a high-growth company selling at an attractive valuation, in our opinion.

J.B. Hunt Transport Services was among the Fund’s strongest performers. The company posted attractive returns as a result of favorable pricing and the broader economic upswing. The Fund also benefited from its position in aQuantive, a global digital marketing company, which recently agreed to be acquired by Microsoft at a substantial premium. This deal follows a wave of industry consolidation and provides Microsoft with online advertising capabilities comparable to its chief competitors Google and Yahoo.

Q: Relate to us an example of a compelling investment story.

A: Our holding in the popular Crocs, maker of the colorful resin footwear, garnered strong returns during the year. We took advantage of Crocs’ attractive valuations and built our position in the newly public company during the summer downturn in 2006. Strong distribution capabilities combined with successful brand extensions, including Crocs’ December 2006 acquisition of Jibbitz, have generated healthy revenue and earnings growth. The company recently signed licensing agreements with numerous colleges, sports teams, and Disney, and it is expanding into Europe, Japan, and Brazil. Backed by the guidance of an experienced management team, Fund managers and other analysts believe Crocs has the potential to become a major global player (Wall Street Journal).

Q: Were there any stocks that failed to meet your expectations?

A: Among the Fund’s least productive stocks was Starbucks. The higher cost of coffee beans and increased utility and distribution costs led to inconsistent earnings and dwindling margins. This underperformance had a negative impact on the portfolio. Although we believe the company has a strong brand, we reduced the Fund’s exposure temporarily and later repurchased the stock when its financial picture improved.

Midwest Banc Holdings is another example of a holding that failed to meet performance expectations, stemming from problems in their home mortgage business, which negatively impacted earnings. We believe that the organization is well-managed and offers solid, long-term business prospects. However, we trimmed our position and will continue to monitor the stock carefully. Other weak performers that were sold during the year include eCollege and Navteq.

Fund managers

Marshall T. Bassett
Senior Vice President, Chief Investment Officer — Emerging Growth Equity

Mr. Bassett joined Delaware Investments in 1997. He leads the firm’s Emerging Growth team, which focuses on small-, mid-, and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Ky., which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from the Fuqua School of Business at Duke University. Mr. Bassett is a member of the Fuqua School’s alumni board.

Steven G. Catricks, CFA
Vice President, Portfolio Manager

Mr. Catricks joined Delaware Investments in 2001. He handles research and analysis in the technology sector for the firm’s Emerging Growth Equity team. Previously, he was an equity analyst at BlackRock Financial from 1999 to 2000, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. He started his career as a systems engineer at the Naval Air Development Center, where he spent 15 years. Mr. Catricks holds a bachelor’s degree in electrical engineering from Drexel University, a master’s degree in engineering from the University

2

of Pennsylvania and has more than 18 years of experience in the technology industry. Mr. Catricks is a member of the Institute of Electrical and Electronics Engineers.

Liu-Er Chen, CFA
Senior Vice President, Chief Investment Officer — Emerging Markets

Mr. Chen joined Delaware Investments in September 2006 to lead the firm’s international Emerging Markets team. Previously, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Mr. Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Barry S. Gladstein, CFA
Vice President, Portfolio Manager

Mr. Gladstein joined Delaware Investments in 1995. He is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of The CFA Society of Philadelphia.

Christopher M. Holland
Vice President, Portfolio Manager

Mr. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Mr. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA
Vice President, Portfolio Manager

Mr. Lampe, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Mr. Lampe received a bachelor’s degree in economics and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Rudy D. Torrijos III
Vice President, Portfolio Manager

Mr. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Mr. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Mr. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

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Portfolio management review

Delaware American Services Fund

July 10, 2007

Michael S. Tung, M.D.
Vice President, Equity Analyst

Dr. Tung joined Delaware Investments in November 2006 and covers the technology and healthcare sectors across all regions for the firm’s Emerging Markets team. He spent the prior 20 months as a vice president at the Galleon Group, where he performed fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Pembroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in the state of Massachusetts.

Lori P. Wachs, CFA
Vice President, Portfolio Manager

Ms. Wachs joined Delaware Investments in 1992. She is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania.

4

Performance summary

Delaware American Services Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware American Services Fund prospectus contains this and other important information about the Investment Company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance
Average annual total returns
Through June 30, 2007	1 year	5 years	Lifetime
Class A (Est. Dec. 29, 1999)
Excluding sales charge	+22.19%	+17.38%	+18.58%
Including sales charge	+15.19%	+16.00%	+17.64%

Class B (Est. Feb. 28, 2001)
Excluding sales charge	+21.30%	+16.48%	+15.18%
Including sales charge	+17.30%	+16.24%	+15.18%

Class C (Est. Feb. 28, 2001)
Excluding sales charge	+21.30%	+16.50%	+15.18%
Including sales charge	+20.30%	+16.50%	+15.18%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below, and they are subject to change.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed. An expense limitation was in effect for all classes during the periods shown below and on the next page. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets. The Fund’s distributor has contracted to limit the Class A shares’ 12b-1 fees through Oct. 31, 2007, to no more than 0.25% of average daily net assets.

Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Effective at the close of business on May 31, 2007, no new or subsequent investments will be allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Please see the prospectus supplement for additional information.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

The most recent prospectus designated Fund’s net expense ratios for Class A, B, C, R, and Institutional shares as 1.36%, 2.11%, 2.11%, 1.61% and 1.11%, respectively. Total operating expenses for Class A, B, C, R, and Institutional shares were designated as 1.41%, 2.11%, 2.11%, 1.71% and 1.11%, respectively.

The average annual total returns for the one-year and lifetime periods ended June 30, 2007, for the Delaware American Services Fund Class R shares were 21.87% and 18.03%, respectively.

Class R shares were first made available on Oct. 1, 2005, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through Oct. 31, 2007.

The average annual total returns for the one-year, five-year, and lifetime (since Dec. 29, 1999) periods ended June 30, 2007, for Delaware American Services Fund Institutional Class shares were 22.47%, 17.64%, and 18.81%, respectively.

Institutional Class shares were first made available Dec. 29, 1999, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to Dec. 29, 1999, is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table above and the graph on the next page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

6

Fund basics
As of June 30, 2007

Fund objective
The Fund seeks to provide long-term capital growth.

Total Fund net assets
$662 million

Number of holdings
84

Fund start date
Dec. 29, 1999

	Nasdaq symbols	CUSIPs
Class A	DASAX	24581P101
Class B	DASBX	24581P309
Class C	DAMCX	24581P408
Class R	DASRX	24581P507
Institutional Class	DASIX	24581P200

Performance of a $10,000 Investment
Average annual total returns from Dec. 29, 1999 (Fund’s inception) through June 30, 2007

	Starting value (Dec. 29, 1999)	Ending value (June 30, 2007)
Delaware American Services Fund — Class A Shares	$9,425	$33,874
S&P 500 Index	$10,000	$11,566

Chart assumes $10,000 invested on Dec. 29, 1999, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. The chart also assumes $10,000 invested in the S&P 500 at that month’s end, Dec. 31, 1999.

Performance of other Fund classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the S&P 500 Index as of Dec. 31, 1999.

S&P 500 Index measures the performance of 500 widely held, mostly large-cap common stocks weighted by market value.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

7

Disclosure of Fund expenses

For the period January 1, 2007 to June 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware American Services Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/07 to
	1/1/07	6/30/07	Ratios	6/30/07*
With Actual Return
Class A	$1,000.00	$1,115.70	1.31%	$6.87
Class B	1,000.00	1,111.50	2.06%	10.78
Class C	1,000.00	1,111.50	2.06%	10.78
Class R	1,000.00	1,114.40	1.56%	8.18
Institutional Class	1,000.00	1,117.20	1.06%	5.56
With Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.30	1.31%	$6.56
Class B	1,000.00	1,014.58	2.06%	10.29
Class C	1,000.00	1,014.58	2.06%	10.29
Class R	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,019.54	1.06%	5.31

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

Sector allocation and top 10 holdings

Delaware American Services Fund

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	97.48%
Basic Industry/Capital Goods	10.58%
Business Services	15.86%
Consumer Durables	2.35%
Consumer Non-Durables	20.02%
Consumer Services	12.01%
Energy	6.23%
Financials	19.21%
Health Care	4.52%
Technology	4.24%
Transportation	2.46%
Discount Note	4.68%
Total Value of Securities	102.16%
Liabilities Net of Receivables and Other Assets	(2.16% )
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time.
They are not a recommendation to buy, sell, or hold any security.
Percentage
Top 10 Holdings	of Net Assets
Coach	2.85%
Precision Castparts	2.11%
Kohl’s	2.10%
Dynamic Materials	1.98%
National Oilwell Varco	1.83%
Life Time Fitness	1.79%
Chipotle Mexican Grill Class A	1.66%
Nordstrom	1.64%
Medco Health Solutions	1.64%
CROCS	1.62%

9

Statement of net assets

Delaware American Services Fund

June 30, 2007

	Number of
	Shares	Value
Common Stock – 97.48%
Basic Industry/Capital Goods – 10.58%
Caterpillar	120,000	$ 9,396,000
Dynamic Materials	349,900	13,121,250
ITT	111,400	7,606,392
MSC Industrial Direct Class A	137,400	7,557,000
Precision Castparts	115,000	13,956,400
Trinity Industries	200,000	8,708,000
†Williams Scotsman International	405,100	9,645,431
		69,990,473
Business Services – 15.86%
†Clean Harbors	205,500	10,155,810
†Double-Take Software	303,000	4,972,230
Dun & Bradstreet	69,600	7,167,408
†Euronet Worldwide	147,800	4,309,848
†Fiserv	117,100	6,651,280
†Global Cash Access Holdings	471,500	7,553,430
†Google Class A	19,000	9,944,220
†Marathon Acquisition	500,000	4,925,000
†Mobile Mini	156,200	4,561,040
†Monster Worldwide	122,100	5,018,310
†#Muni Funding of America 144A	400,000	4,000,000
Paychex	200,800	7,855,296
†Perot Systems Class A	433,900	7,393,656
†VeriFone Holdings	256,000	9,024,000
†Vocus	200,000	5,022,000
†Yahoo	236,900	6,427,097
		104,980,625
Consumer Durables – 2.35%
†Jarden	214,900	9,242,849
†Town Sports International Holdings	326,000	6,298,320
		15,541,169
Consumer Non-Durables – 20.02%
Best Buy	138,800	6,477,796
†BJ’s Restaurants	91,600	1,808,184
@†ÕBJ’s Restaurants PIPE	325,000	6,415,500
†Chipotle Mexican Grill Class A	128,900	10,992,592
†Coach	397,800	18,851,741
†Crocs	249,600	10,740,288
†Dick’s Sporting Goods	77,174	4,489,212
†Hibbett Sports	259,750	7,111,955
†J Crew Group	189,300	10,239,237
†Kohl’s	195,900	13,914,777
Nordstrom	212,900	10,883,448
†Physicians Formula Holdings	308,500	4,851,163
†Starbucks	242,100	6,352,704
†Under Armour Class A	209,700	9,572,805
†Urban Outfitters	408,200	9,809,046
		132,510,448
Consumer Services – 12.01%
†Amazon.com	47,100	3,222,111
†aQuantive	146,300	9,333,940
Ashford Hospitality Trust	580,100	6,821,976
Callaway Golf	460,700	8,205,067
International Game Technology	231,800	9,202,460
†Life Time Fitness	222,000	11,817,060
Marriott International Class A	173,000	7,480,520
†McCormick & Schmick’s
Seafood Restaurants	213,100	5,527,814
†NutriSystem	148,100	10,343,304
Starwood Hotels & Resorts Worldwide	112,700	7,558,789
		79,513,041
Energy – 6.23%
†Cal Dive International	474,600	7,892,598
†National Oilwell Varco	116,300	12,123,112
Schlumberger	125,000	10,617,500
Smith International	181,200	10,625,568
		41,258,778
Financials – 19.21%
†Affiliated Managers Group	61,500	7,918,740
American Express	101,500	6,209,770
Apollo Investment	281,573	6,059,451
Bear Stearns	57,200	8,008,000
BlackRock Kelso Capital	450,000	6,637,500
Citigroup	185,800	9,529,682
†E Trade Financial	279,900	6,182,991
Hartford Financial Services Group	61,200	6,028,812
Host Hotels & Resorts	352,950	8,160,204
†Interactive Brokers Group Class A	100,500	2,726,565
JPMorgan Chase	158,800	7,693,860
†#Maiden Holdings 144A	500,000	5,000,000
MetLife	92,900	5,990,192
Midwest Banc Holdings	122,200	1,771,900
Portfolio Recovery Associates	174,100	10,449,482
RAIT Financial Trust	219,100	5,700,982
†RAM Holdings	284,000	4,473,000
Wachovia	162,500	8,328,125
Wells Fargo	291,300	10,245,021
		127,114,277
Health Care – 4.52%
†DaVita	173,900	9,369,732
†Medco Health Solutions	139,000	10,840,610
UnitedHealth Group	25,000	1,278,500
†WellPoint	105,900	8,453,997
		29,942,839

10

	Number of
	Shares	Value
Common Stock (continued)
Technology – 4.24%
†Amdocs	162,200	$ 6,458,804
†American Tower Class A	195,700	8,219,400
†MetroPCS Communications	107,300	3,545,192
†SAVVIS	198,900	9,847,539
		28,070,935
Transportation – 2.46%
Hunt (J.B.) Transport Services	325,100	9,531,932
Knight Transportation	347,550	6,735,519
		16,267,451
Total Common Stock
(cost $518,278,953)		645,190,036

	Principal
	Amount
^Discount Note – 4.68%
Federal Home Loan Bank
4.802% 7/2/07	$30,953,000	30,948,873
Total Discount Note
(cost $30,948,873)		30,948,873

Total Value of Securities – 102.16%
(cost $549,227,826)		676,138,909
Liabilities Net of Receivables
and Other Assets – (2.16%)		(14,305,922)
Net Assets Applicable to 32,581,332
Shares Outstanding – 100.00%		$661,832,987

Net Asset Value – Delaware American Services Fund
Class A ($406,776,431 / 19,710,971 Shares)		$20.64
Net Asset Value – Delaware American Services Fund
Class B ($71,163,866 / 3,623,481 Shares)		$19.64
Net Asset Value – Delaware American Services Fund
Class C ($146,702,828 / 7,469,720 Shares)		$19.64
Net Asset Value – Delaware American Services Fund
Class R ($4,182,246 / 203,492 Shares)		$20.55
Net Asset Value – Delaware American Services Fund
Institutional Class ($33,007,616 / 1,573,668 Shares)		$20.97

Components of Net Assets at June 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$508,116,595
Accumulated net realized gain on investments		26,805,309
Net unrealized appreciation of investments		126,911,083
Total net assets		$661,832,987

†	Non-income producing security for the year ended June 30, 2007.

#	Security exempt from registration under rule 144A of the securities Act of 1933, as amended. At June 30, 2007, the aggregate amount of Rule 144A securities equaled $9,000,000, which represented 1.36% of Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2007, the aggregate amount of the restricted security equaled $6,415,500 or 0.97% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.

@	Illiquid security. At June 30, 2007, the aggregate amount of illiquid securities equaled $6,415,500, which represented 0.97% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

PIPE — Private Investment in Public Equity

Net Asset Value and Offering Price Per Share –
Delaware American Services Fund
Net asset value Class A (A)	$20.64
Sales charge (5.75% of offering price) (B)	1.26
Offering price	$21.90

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

11

Statement of operations

Delaware American Services Fund

Year Ended June 30, 2007

Investment Income:
Dividends	$4,926,815
Interest	1,259,507	$ 6,186,322

Expenses:
Management fees	3,843,930
Distribution expenses – Class A	925,936
Distribution expenses – Class B	641,699
Distribution expenses – Class C	1,171,011
Distribution expenses – Class R	12,117
Dividend disbursing and transfer agent fees and expenses	1,136,694
Accounting and administration expenses	206,279
Reports and statements to shareholders	101,473
Trustees’ fees and benefits	80,669
Registration fees	80,284
Legal fees	61,364
Audit and tax	45,755
Insurance fees	16,937
Custodian fees	9,836
Consulting fees	9,441
Dues and services	4,981
Trustees’ expenses	2,520
Pricing fees	2,452
Taxes (other than taxes on income)	744	8,354,122
Less waived distribution expenses – Class A		(154,323)
Less waived distribution expenses – Class R		(2,019)
Less expense paid indirectly		(3,499)
Total operating expenses		8,194,281
Net Investment Loss		(2,007,959)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		30,265,286
Net change in unrealized appreciation/depreciation of investments		76,148,943
Net Realized and Unrealized Gain on Investments		106,414,229

Net Increase in Net Assets Resulting from Operations		$104,406,270

See accompanying notes

12

Statements of changes in net assets

Delaware American Services Fund

	Year Ended
	6/30/07	6/30/06
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,007,959)	$(2,096,477)
Net realized gain on investments and foreign currencies	30,265,286	11,867,825
Net change in unrealized appreciation/depreciation of investments and foreign currencies	76,148,943	22,722,167
Net increase in net assets resulting from operations	104,406,270	32,493,515

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(5,160,973)	—
Class B	(1,318,427)	—
Class C	(2,257,798)	—
Class R	(30,195)	—
Institutional Class	(369,702)	—
	(9,137,095)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	174,709,945	133,598,984
Class B	10,000,136	22,799,417
Class C	46,370,054	53,220,818
Class R	2,776,670	1,195,865
Institutional Class	13,540,700	18,013,684

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,695,215	—
Class B	1,259,490	—
Class C	2,152,494	—
Class R	30,195	—
Institutional Class	365,221	—
	255,900,120	228,828,768
Cost of shares repurchased:
Class A	(68,595,998)	(59,263,394)
Class B	(10,191,237)	(7,927,640)
Class C	(23,279,282)	(11,956,069)
Class R	(214,086)	(1,821)
Institutional Class	(3,168,036)	(3,642,450)
	(105,448,639)	(82,791,374)
Increase in net assets derived from capital share transactions	150,451,481	146,037,394
Net Increase in Net Assets	245,720,656	178,530,909

Net Assets:
Beginning of year	416,112,331	237,581,422
End of year (there was no undistributed net investment income at either year end)	$661,832,987	$416,112,331

See accompanying notes

13

Financial highlights

Delaware American Services Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06		6/30/05	6/30/04	6/30/03
Net asset value, beginning of period	$17.270	$15.510		$14.400	$11.260	$10.890

Income (loss) from investment operations:
Net investment loss[1]	(0.026)	(0.052)		(0.074)	(0.077)	(0.011)
Net realized and unrealized gain on investments
and foreign currencies	3.764	1.812		1.620	3.457	1.232
Total from investment operations	3.738	1.760		1.546	3.380	1.221

Less dividends and distributions from:
Net realized gain on investments	(0.368)	—		(0.436)	(0.240)	(0.851)
Total dividends and distributions	(0.368)	—		(0.436)	(0.240)	(0.851)

Net asset value, end of period	$20.640	$17.270		$15.510	$14.400	$11.260

Total return[2]	22.19%	11.35%		11.30%	30.29%	12.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$406,776	$237,455		$144,146	$48,662	$6,397
Ratio of expenses to average net assets	1.34%	1.36%		1.41%	1.38%	1.22%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.39%	1.41%		1.47%	1.56%	2.10%
Ratio of net investment loss to average net assets	(0.14% )	(0.32%	)	(0.51% )	(0.58% )	(0.12% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.19% )	(0.37%	)	(0.57% )	(0.76% )	(1.00% )
Portfolio turnover	62%	78%		128%	199%	153%

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

14

Delaware American Services Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06		6/30/05	6/30/04	6/30/03
Net asset value, beginning of period	$16.570	$15.000		$14.040	$11.070	$10.800

Income (loss) from investment operations:
Net investment loss[1]	(0.155)	(0.172)		(0.179)	(0.173)	(0.080)
Net realized and unrealized gain on investments
and foreign currencies	3.593	1.742		1.575	3.383	1.201
Total from investment operations	3.438	1.570		1.396	3.210	1.121

Less dividends and distributions from:
Net realized gain on investments	(0.368)	—		(0.436)	(0.240)	(0.851)
Total dividends and distributions	(0.368)	—		(0.436)	(0.240)	(0.851)

Net asset value, end of period	$19.640	$16.570		$15.000	$14.040	$11.070

Total return[2]	21.30%	10.47%		10.50%	29.26%	12.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,164	$58,797		$39,238	$14,053	$4,838
Ratio of expenses to average net assets	2.09%	2.11%		2.16%	2.13%	1.97%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.09%	2.11%		2.17%	2.26%	2.81%
Ratio of net investment loss to average net assets	(0.89% )	(1.07%	)	(1.26% )	(1.33% )	(0.87% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.89% )	(1.07%	)	(1.27% )	(1.46% )	(1.71% )
Portfolio turnover	62%	78%		128%	199%	153%

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     15

Financial highlights

Delaware American Services Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06		6/30/05	6/30/04	6/30/03
Net asset value, beginning of period	$16.570	$15.000		$14.040	$11.060	$10.790

Income (loss) from investment operations:
Net investment loss[1]	(0.156)	(0.172)		(0.178)	(0.173)	(0.080)
Net realized and unrealized gain on investments
and foreign currencies	3.594	1.742		1.574	3.393	1.201
Total from investment operations	3.438	1.570		1.396	3.220	1.121

Less dividends and distributions from:
Net realized gain on investments	(0.368)	—		(0.436)	(0.240)	(0.851)
Total dividends and distributions	(0.368)	—		(0.436)	(0.240)	(0.851)

Net asset value, end of period	$19.640	$16.570		$15.000	$14.040	$11.060

Total return[2]	21.30%	10.47%		10.50%	29.26%	12.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$146,703	$100,628		$52,263	$8,614	$778
Ratio of expenses to average net assets	2.09%	2.11%		2.16%	2.13%	1.97%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.09%	2.11%		2.17%	2.26%	2.81%
Ratio of net investment loss to average net assets	(0.89% )	(1.07%	)	(1.26% )	(1.33% )	(0.87% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.89% )	(1.07%	)	(1.27% )	(1.46% )	(1.71% )
Portfolio turnover	62%	78%		128%	199%	153%

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

16

Delaware American Services Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year	10/1/05[1]
	Ended	to
	6/30/07	6/30/06
Net asset value, beginning of period	$17.240	$15.750

Income (loss) from investment operations:
Net investment loss[2]	(0.072)	(0.078)
Net realized and unrealized gain on investments
and foreign currencies	3.750	1.568
Total from investment operations	3.678	1.490

Less dividends and distributions from:
Net realized gain on investments	(0.368)	—
Total dividends and distributions	(0.368)	—

Net asset value, end of period	$20.550	$17.240

Total return[3]	21.87%	9.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,182	$1,193
Ratio of expenses to average net assets	1.59%	1.63%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.69%	1.73%
Ratio of net investment loss to average net assets	(0.39% )	(0.63%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.49% )	(0.73%	)
Portfolio turnover	62%	78%	[4]

[1]Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor. Performance would have been lower had the expense limitation not been in effect.
[4]Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     17

Financial highlights

Delaware American Services Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06		6/30/05	6/30/04	6/30/03
Net asset value, beginning of period	$17.500	$15.680		$14.520	$11.320	$10.930

Income (loss) from investment operations:
Net investment income (loss)[1]	0.021	(0.010)		(0.037)	(0.043)	0.013
Net realized and unrealized gain on investments
and foreign currencies	3.817	1.830		1.633	3.483	1.228
Total from investment operations	3.838	1.820		1.596	3.440	1.241

Less dividends and distributions from:
Net realized gain on investments	(0.368)	—		(0.436)	(0.240)	(0.851)
Total dividends and distributions	(0.368)	—		(0.436)	(0.240)	(0.851)

Net asset value, end of period	$20.970	$17.500		$15.680	$14.520	$11.320

Total return[2]	22.47%	11.61%		11.63%	30.46%	13.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,008	$18,039		$1,934	$1,133	$8,427
Ratio of expenses to average net assets	1.09%	1.11%		1.16%	1.13%	0.97%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.09%	1.11%		1.17%	1.26%	1.81%
Ratio of net investment income (loss) to average net assets	0.11%	(0.07%	)	(0.26% )	(0.33% )	0.13%
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	0.11%	(0.07%	)	(0.27% )	(0.46% )	(0.71% )
Portfolio turnover	62%	78%		128%	199%	153%

[1]The average shares outstanding method has been applied for per share information.
[2]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

18

Notes to financial statements

Delaware American Services Fund

June 30, 2007

Delaware Group Equity Funds III (the “Trust”) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware American Services Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial

(continues)     19

Notes to financial statements

Delaware American Services Fund

1. Significant Accounting Policies (continued)

reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $8,004 for the year ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and services fee through October 31, 2007, in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. DDLP has contracted to limit distribution and service fees through October 31, 2007 for Class R shares to no more 0.50% of average daily net assets.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$399,876
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	135,251
Distribution fees payable to DDLP	264,247
Other expenses payable to DMC and affiliates*	17,643

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2007, the Fund was charged $25,205 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended June 30, 2007, DDLP earned $199,261 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2007, DDLP received gross CDSC commissions of $373, $90,332 and $22,115 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund is $53,485. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2007, the Fund made purchases of $452,785,296 and sales of $303,655,393 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes was $550,766,205. At June 30, 2007, the net unrealized appreciation was $125,372,704 of which $133,735,683, related to unrealized appreciation of investments and $8,362,979 related to unrealized depreciation of investments.

20

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2007 and 2006 was as follows:

	Year Ended
	6/30/07	6/30/06
Long-term capital gain	$9,137,095	$—
Total	$9,137,095	$—

5. Components of Net Assets on a Tax Basis

As of June 30, 2007, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$508,116,595
Undistributed ordinary income	11,678,631
Undistributed long-term capital gains	16,665,057
Unrealized appreciation of investments	125,372,704
Net assets	$661,832,987

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and Real Estate Investment Trusts reclassifications. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2007, the Fund recorded the following reclassifications.

Undistributed net investment income	$2,007,959
Accumulated net realized gain (loss)	(1,982,851)
Paid-in Capital	(25,108)

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/07	6/30/06
Shares sold:
Class A	9,407,861	8,046,641
Class B	572,879	1,426,350
Class C	2,590,641	3,330,578
Class R	143,562	69,352
Institutional Class	694,015	1,121,474

Shares issued upon reinvestment of
dividends and distributions:
Class A	284,988	—
Class B	79,859	—
Class C	136,452	—
Class R	1,835	—
Institutional Class	21,859	—
	13,933,951	13,994,395
Shares repurchased:
Class A	(3,735,353)	(3,586,178)
Class B	(577,748)	(493,546)
Class C	(1,330,225)	(742,053)
Class R	(11,151)	(106)
Institutional Class	(173,083)	(213,959)
	(5,827,560)	(5,035,842)
Net increase	8,106,391	8,958,553

For the years ended June 30, 2007 and 2006, 115,796 Class B shares were converted to 110,503 Class A shares valued at $2,116,646 and 76,228 Class B shares were converted to 73,311 Class A shares valued at $1,209,592, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments Family® of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2007, or at any time during the year then ended.

(continues)     21

Notes to financial statements

Delaware American Services Fund

8. Credit and Market Risk

The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund’s shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

11. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended June 30, 2007, the Fund designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gains	Income	Total	(C)
Distributions	Distributions*	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
100%	—	100%	—

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on a percentage of the Fund’s ordinary income distributions.

1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

22

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III – Delaware American Services Fund

We have audited the accompanying statement of net assets of Delaware American Services Fund (one of the series constituting Delaware Group Equity Funds III) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware American Services Fund of Delaware Group Equity Funds III at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
August 17, 2007

23

Other Fund information (Unaudited)

Delaware American Services Fund

Board Consideration of Delaware American Services Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware American Services Fund (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments® Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional specialty and miscellaneous funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three and five year periods was in the first quartile. The Board was satisfied with performance. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

24

Board Consideration of Delaware American Services Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

25

Board of trustees/directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	82	None
2005 Market Street	President,	since August 16, 2006	various executive capacities
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer
April 14, 1963		since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	82	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr Bank Corp
Philadelphia, PA					(BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 4, 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	82	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
			Executive Vice President —		Director —
May 28, 1960			University of Pennsylvania		Allied Barton
			(April 1995–June 2002)		Security Holdings
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	82	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 7, 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	82	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 24, 1947
Ann R. Leven	Trustee	Since	Consultant —	82	Director and
2005 Market Street		October 1989	ARL Associates		Audit Committee
Philadelphia, PA			(Financial Planning)		Chairperson — Andy
19103			(1983–Present)		Warhol Foundation

November 1, 1940					Director and Audit
Committee Chair —
Systemax, Inc.

26

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Thomas F. Madison	Trustee	Since	President and Chief	82	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA			MLM Partners, Inc.
19103			(Small Business Investing		Director and Audit
			and Consulting)		Committee Chair —
February 25, 1936			(January 1993–Present)		Digital River, Inc.

Director and Audit
Committee Member —
Rimage
Corporation

Director — Valmont
Industries, Inc.
Janet L. Yeomans	Trustee	Since	Treasurer —	82	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President —
19103			Mergers & Acquisitions
(January 2003–January 2006), and
July 31, 1948			Vice President —
(July 1996–January 2005)
3M Corporation

Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.
J. Richard Zecher	Trustee	Since	Founder —	82	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director and Audit
July 3, 1940			Founder —		Committee Member —
			Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	82	None[4]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 2, 1963
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	82	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 21, 1966
John J. O’Connor	Senior Vice President	Treasurer	John J. O’Connor has served in	82	None[4]
2005 Market Street	and Treasurer	since	various executive capacities
Philadelphia, PA		February 2005	at different times at
19103			Delaware Investments.

June 16, 1957
Richard Salus	Senior	Chief Financial	Richard Salus has served in	82	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 4, 1963

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, David P. O’Connor, John J. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, an investment company that has several portfolios sub-advised by the registrant’s investment advisor and whose investment advisor is an affiliated person of the registrant’s investment advisor.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

27

About the organization

This annual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

28

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments® secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

  Hassle-free investing — Make online purchases and redemptions at any time.

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  Less mail clutter — Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(2102)	Printed in the USA
AR-496 [6/07] CGI 8/07	MF-07-07-338 PO12074

Annual Report	Delaware
Small Cap Growth Fund

June 30, 2007

                                               Growth equity mutual fund

> Portfolio management review	1
> Performance summary	4
> Disclosure of Fund expenses	6
> Sector allocation and top 10 equity holdings	7
> Statement of net assets	8
> Statement of operations	10
> Statements of changes in net assets	11
> Financial highlights	12
> Notes to financial statements	17
> Report of independent registered public accounting firm	21
> Other Fund information	22
> Board of trustees/directors and officers addendum	24
> About the organization	26

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Portfolio management review

Delaware Small Cap Growth Fund

July 10, 2007

The managers of Delaware Small Cap Growth Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended June 30, 2007. Please see page 2 to learn more about the portfolio managers.

Q: Please discuss the investment environment over the past year.

A: During the first weeks of the Delaware Small Cap Growth Fund’s fiscal year, uncertainty lingered in the market fueled largely by concerns about the economy, including residential real estate weakness, energy prices, and their effect on consumer spending. On Aug. 8, 2006, the Federal Reserve announced that it would leave interest rates unchanged after 17 consecutive increases. This, along with easing of gas prices in August, appeared to lead investors back into the stock market. Market optimism generally ensued and held steady over much of the remainder of the reporting period, with the exception of a few corrections.

Stocks tumbled significantly in late February — first sparked by a sharp decline in Chinese equity prices. During this period, weak stock market performance reflected investor concern about the troubled subprime mortgage business, as well as speculation about potential effects of the Chinese government’s efforts to slow economic growth.

The market later recovered and showed strength during the spring months. However, slow economic growth and inflation concerns resonated through the market for much of the remainder of the period, and performance turned volatile in June as more concerns about subprime lending made news.

Q: Please describe your investment approach.

A: The Delaware Small Cap Growth Fund invests primarily in equity securities with up to a $1.5 billion market capitalization that we believe clearly demonstrate market or industry leadership. Many small companies serve niche markets and, because of their size, are able to respond more quickly to economic and market changes than their larger counterparts.

Using extensive analysis and a bottom-up stock selection process, the Fund focuses on higher-quality companies with strong balance sheets, low debt, and growing earnings. We seek to create a portfolio that emphasizes broad diversification, which can help to minimize the effects of significant underperformance in any one stock.

Q: How did the Fund perform during the period?

A: For the fiscal year ended June 30, 2007, Delaware Small Cap Growth Fund Class A returned +16.62% at net asset value and +9.87% at maximum offer price. Both figures represent Class A shares with all distributions reinvested. The Russell 2000 Growth Index advanced +16.83% for the same period. For complete, annualized performance of Delaware Small Cap Growth Fund, please see the table on page 4.

Performance in the consumer discretionary, business services, energy, and industrial categories produced positive returns during the period. Healthcare, which had lagged in the broader market during the first half of the fiscal year, turned in positive results for the remainder of the period.

Q: What were some of the strongest performers during the year?

A: The aQuantive, a global digital marketing company, was a significant contributor to Fund performance. The company recently agreed to be acquired by Microsoft at a substantial premium. This deal follows a wave of industry consolidation and provides Microsoft with online advertising capabilities comparable to chief competitors Google and Yahoo.

In the consumer non-durables sector, Volcom, a leading action sports brand, also boosted Fund results. The company has successfully capitalized on the growing popularity of the skateboard and snowboard apparel market. Strong sales growth generated stellar returns throughout the entire fiscal year.

The popular Crocs, maker of colorful resin footwear, was also a significant performance contributor during the year. We took advantage of attractive valuations and built our position in the newly public company during the

The views expressed are current as of the date of this report and are subject to change.

(continues)     1

Portfolio management review

Delaware Small Cap Growth Fund

July 10, 2007

summer market downturn in 2006. Strong distribution capabilities combined with successful brand extensions have generated healthy revenue and earnings growth at Crocs. The company recently signed licensing agreements with numerous colleges, sports teams, and Disney, while also focusing on expansion into Europe, Japan, and Brazil. Backed by the guidance of an experienced management team, we believe Crocs has the potential to become a major global player in the retail marketplace.

Q: Which securities failed to meet your expectations?

A: Technology was a sector in which we failed to keep pace with the Russell 2000 Growth Index and, as a result, was our largest performance detractor among sectors during the year. Our position in Rackable Systems, which produces server and storage products for large data centers, was hurt by earnings problems and increased competition. We exited the stock in early 2007 at a loss. Another disappointment was Isilon Systems, which develops storage systems for digital content. The company reported lower-than-expected earnings and was subsequently eliminated from the portfolio at a loss. Our position in Cray, a computer manufacturer, also suffered after it failed to meet analyst expectations. Lower-than-expected sales of its newest product sent its stock price sharply downward. This security was also sold from the portfolio at a loss.

Biotechnology stocks generated poor results during the year as a number of drugs did not receive anticipated Federal Drug Administration approval. The Fund’s position in Telik was challenged by concerns over the feasibility of a cancer drug in development. The stock was subsequently eliminated from the portfolio.

Fund managers

Marshall T. Bassett
Senior Vice President, Chief Investment Officer — Emerging Growth Equity

Mr. Bassett joined Delaware Investments in 1997. He leads the firm’s Emerging Growth Equity team, which focuses on small-, mid-, and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth Equity team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth Equity group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Ky., which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from the Fuqua School of Business at Duke University. Mr. Bassett is a member of the Fuqua School’s alumni board.

Steven G. Catricks, CFA
Vice President, Portfolio Manager

Mr. Catricks joined Delaware Investments in 2001. He handles research and analysis in the technology sector for the firm’s Emerging Growth Equity team. Previously, he was an equity analyst at BlackRock Financial from 1999 to 2000, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. He started his career as a systems engineer at the Naval Air Development Center, where he spent 15 years. Mr. Catricks holds a bachelor’s degree in electrical engineering from Drexel University, a master’s degree in engineering from the University of Pennsylvania, and has more than 18 years of experience in the technology industry. Mr. Catricks is a member of the Institute of Electrical and Electronics Engineers.

Liu-Er Chen, CFA
Senior Vice President, Chief Investment Officer — Emerging Markets

Mr. Chen joined Delaware Investments in September 2006 to lead the firm’s international Emerging Markets team. Previously, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He also served as the sole manager of the Evergreen Health Care Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Mr. Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Barry S. Gladstein, CFA
Vice President, Portfolio Manager

Mr. Gladstein joined Delaware Investments in 1995. He is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University, an MBA from The Wharton School of the University of Pennsylvania, and he is a member of The CFA Society of Philadelphia.

Christopher M. Holland
Vice President, Portfolio Manager

Mr. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Mr. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA
Vice President, Portfolio Manager

Mr. Lampe, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Mr. Lampe received a bachelor’s degree in economics and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Rudy D. Torrijos III
Vice President, Portfolio Manager

Mr. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Mr. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Mr. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

Michael S. Tung, M.D.
Vice President, Equity Analyst

Dr. Tung joined Delaware Investments in November 2006 and covers the technology and healthcare sectors across all regions for the firm’s Emerging Markets team. He spent the prior 20 months as a vice president at the Galleon Group, where he performed fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Pembroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in the state of Massachusetts.

Lori P. Wachs, CFA
Vice President, Portfolio Manager

Ms. Wachs joined Delaware Investments in 1992. She is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania.

Performance summary

Delaware Small Cap Growth Fund

Current performance may be lower or higher than the performance data quoted. The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Small Cap Growth Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money. Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below, and they are subject to change.

Fund performance
Average annual total returns
Through June 30, 2007	1 year	5 years	Lifetime
Class A (Est. July 31, 2001)
Excluding sales charge	+16.62%	+12.66%	+9.77%
Including sales charge	+9.87%	+11.32%	+8.67%

Class B (Est. July 31, 2001)
Excluding sales charge	+15.77%	+11.81%	+9.00%
Including sales charge	+11.77%	+11.52%	+8.84%

Class C (Est. July 31, 2001)
Excluding sales charge	+15.77%	+11.81%	+9.00%
Including sales charge	+14.77%	+11.81%	+9.00%

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown above and on the next page. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets. The distributor has contracted to limit this amount to 0.25% of average net assets through Oct. 31, 2007.

Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Effective at the close of business on May 31, 2007, no new or subsequent investments will be allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or capital gains, or permitted exchanges. Please see the prospectus supplement for additional information.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Management has contracted to reimburse expenses and/or waive its management fees through Oct. 31, 2007. The most recent prospectus designated the Fund’s net expense ratios for Class A, B, C, R, and Institutional Class shares as 1.75%, 2.50%, 2.50%, 2.00%, and 1.50%, respectively. Total operating expenses for Class A, B, C, R, and Institutional Class shares were designated as 2.20%, 2.90%, 2.90%, 2.50%, and 1.90%, respectively.

The average annual total returns for the one-year and lifetime periods ended June 30, 2007, for the Delaware Small Cap Growth Fund Class R shares were +16.34% and 12.43%, respectively. Class R shares were first made available on June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets. The distributor has contracted to limit this amount to 0.50% of average daily net assets through Oct. 31, 2007.

The average annual total returns for the 1-year, 5-year, and lifetime (since July 31, 2001) periods ended June 30, 2007, for Delaware Small Cap Growth Fund Institutional Class shares were +16.78%, +12.90%, and +9.98%, respectively. Institutional Class shares were first made available July 31, 2001, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table on page 4 and the graph below do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Diversification does not assure a profit or protect against loss in a declining market. Funds that invest in small and/or medium-sized company stocks typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

Fund basics
As of June 30, 2007

Fund objective
Delaware Small Cap Growth Fund seeks to provide long-term capital growth.

Total Fund net assets
$27 million

Number of holdings
86

Fund start date
July 31, 2001

	Nasdaq symbols	CUSIPs
Class A	DSCAX	246118301
Class B	DSCBX	246118400
Class C	DSCCX	246118509
Class R	DSCRX	246118590
Institutional Class	DSCIX	246118608

Performance of a $10,000 Investment
Average annual total returns from July 31, 2001 (Fund’s inception) through June 30, 2007

	Starting value (July 31, 2001)	Ending value (June 30, 2007)
Russell 2000 Growth Index	$10,000	$23,167
Delaware Small Cap Growth Fund — Class A Shares	$9,425	$16,361

Chart assumes $10,000 invested on July 31, 2001, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the Russell 2000 Growth Index as of July 31, 2001. The Russell 2000 Growth Index includes performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Disclosure of Fund expenses

For the period January 1, 2007 to June 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Small Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/07 to
	1/1/07	6/30/07	Ratios	6/30/07*
Actual return
Class A	$1,000.00	$1,093.40	1.75%	$ 9.08
Class B	1,000.00	1,088.50	2.50%	12.95
Class C	1,000.00	1,088.50	2.50%	12.95
Class R	1,000.00	1,091.00	2.00%	10.37
Institutional Class	1,000.00	1,093.90	1.50%	7.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.12	1.75%	$ 8.75
Class B	1,000.00	1,012.40	2.50%	12.47
Class C	1,000.00	1,012.40	2.50%	12.47
Class R	1,000.00	1,014.88	2.00%	9.99
Institutional Class	1,000.00	1,017.36	1.50%	7.50

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocation and top 10 equity holdings

Delaware Small Cap Growth Fund

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock	97.51%
Basic Industry/Capital Goods	11.47%
Business Services	10.33%
Consumer Durables	2.90%
Consumer Non-Durables	12.43%
Consumer Services	8.14%
Energy	5.61%
Financials	10.05%
Health Care	12.04%
Technology	23.33%
Transportation	1.21%
Federal Agency (Discount Notes)	2.53%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04)%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Coach	2.75%
Dynamic Materials	2.40%
Chipotle Mexican Grill Class A	2.38%
Lincoln Electric Holdings	2.37%
Ceradyne	2.23%
United Therapeutics	2.16%
First Cash Financial Services	1.92%
Life Time Fitness	1.88%
Delphi Financial Group Class A	1.87%
Volcom	1.86%

Statement of net assets

Delaware Small Cap Growth Fund

June 30, 2007

	Number of
	Shares	Value
Common Stock – 97.51%
Basic Industry/Capital Goods – 11.47%
†Basin Water	22,400	$ 194,880
†Ceradyne	8,200	606,472
Dynamic Materials	17,400	652,500
†ESCO Technologies	5,600	203,056
†Flow International	10,000	126,000
†Haynes International	4,600	388,378
†Hexcel	14,400	303,408
Lincoln Electric Holdings	8,700	645,888
		3,120,582
Business Services – 10.33%
†Advisory Board	7,300	405,588
†Aecom Technology	12,800	317,568
†AMN Healthcare Services	15,700	345,400
†aQuantive	7,000	446,600
†Clean Harbors	10,000	494,200
†NaviSite	41,600	316,160
†Portfolio Recovery Associates	8,100	486,162
		2,811,678
Consumer Durables – 2.90%
†Williams Scotsman International	19,200	457,152
†WMS Industries	11,550	333,333
		790,485
Consumer Non-Durables – 12.43%
†Citi Trends	6,900	261,924
†Coach	15,800	748,762
†Crocs	10,000	430,300
†Hibbett Sports	14,337	392,547
†Physicians Formula Holdings	14,800	232,730
†Under Armour Class A	8,700	397,155
†Volcom	10,100	506,313
†Zumiez	10,900	411,802
		3,381,533
Consumer Services – 8.14%
†BJ’s Restaurants	13,700	270,438
†Chipotle Mexican Grill Class A	7,600	648,128
†First Cash Financial Services	22,300	522,712
†Life Time Fitness	9,600	511,008
†McCormick & Schmick’s
Seafood Restaurants	10,100	261,994
		2,214,280
Energy – 5.61%
†Cal Dive International	26,500	440,695
Carbo Ceramics	6,900	302,289
†Input/Output	24,400	380,884
†W-H Energy Services	6,500	402,415
		1,526,283
Financials – 10.05%
†Amerisafe	13,300	261,079
Castlepoint Holdings	22,500	330,525
Delphi Financial Group Class A	12,150	508,113
†Euronet Worldwide	9,400	274,104
†FBR Capital Markets	5,400	91,260
Midwest Banc Holdings	8,100	117,450
RAIT Financial Trust	9,700	252,394
†Signature Bank	10,000	341,000
Sterling Financial	9,200	266,248
United Fire & Casualty	8,300	293,654
		2,735,827
Health Care – 12.04%
†Acadia Pharmaceuticals	9,500	129,865
†Align Technology	19,400	468,704
†Angiotech Pharmaceuticals	15,700	111,627
†Chattem	1,100	69,718
†Conceptus	12,500	242,125
†Digene	1,900	114,095
†Home Diagnostics	14,500	170,665
†Martek Biosciences	3,600	93,492
†Medarex	20,800	297,232
†Micrus Endovascular	6,100	150,060
†PDL BioPharma	7,500	174,750
†Penwest Pharmaceuticals	31,900	397,793
†Regeneron Pharmaceuticals	8,700	155,904
†United Therapeutics	9,200	586,592
†Wright Medical Group	4,700	113,364
		3,275,986
Technology – 23.33%
†Akamai Technologies	7,400	359,936
†Allot Communications	32,197	218,940
†Aruba Networks	7,200	144,720
†BigBand Networks	10,900	142,899
†Cavium Networks	900	20,358
†Double-Take Software	3,700	60,717
†Emageon	8,000	72,160
†Informatica	25,200	372,204
†Macrovision	15,200	456,912
Marchex	14,700	239,904
†Microsemi	20,300	486,185
NutriSystem	6,700	467,928
†Omniture	6,300	144,396
†Polycom	13,800	463,680
†Powerwave Technologies	64,700	433,490
†Shutterfly	23,400	504,269
†SiRF Technology Holdings	400	8,296
†Switch & Data Facilities	13,400	257,146

	Number of
	Shares	Value
Common Stock (continued)
Technology (continued)
†Symmetricom	24,000	$ 201,600
†Tessera Technologies	7,700	312,235
†Trident Microsystems	15,300	280,755
†Varian Semiconductor
Equipment Associates	7,800	312,468
†VeriFone Holdings	11,000	387,750
		6,348,948
Transportation – 1.21%
Knight Transportation	17,062	330,662
		330,662
Total Common Stock (cost $19,363,216)		26,536,264

	Principal
	Amount
^Federal Agency (Discount Notes) – 2.53%
Fannie Mae Discount Notes
5.163% 7/11/07	$210,000	209,700
Federal Home Loan Discount Notes
4.752% 7/2/07	205,000	204,973
Freddie Mac Discount Notes
5.174% 7/9/07	275,000	274,686
Total Federal Agency (Discount Notes)
(cost $689,359)		689,359

Total Value of Securities – 100.04%
(cost $20,052,575)		27,225,623
Liabilities Net of Receivables
and Other Assets – (0.04%)		(11,490)
Net Assets Applicable to 2,159,066
Shares Outstanding – 100.00%		$ 27,214,133

Net Asset Value – Delaware Small Cap Growth Fund
Class A ($12,995,574 / 1,009,261 Shares)		$ 12.88
Net Asset Value – Delaware Small Cap Growth Fund
Class B ($3,783,211 / 307,578 Shares)		$ 12.30
Net Asset Value – Delaware Small Cap Growth Fund
Class C ($8,082,081 / 657,102 Shares)		$ 12.30
Net Asset Value – Delaware Small Cap Growth Fund
Class R ($2,352,495 / 185,066 Shares)		$ 12.71
Net Asset Value – Delaware Small Cap Growth Fund
Institutional Class ($772 / 59.16 Shares)		$ 13.05

Components of Net Assets at June 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$ 17,601,586
Accumulated net realized gain on investments		2,439,499
Net unrealized appreciation of investments		7,173,048
Total net assets		$ 27,214,133

†Non- income producing security for the year ended June 30, 2007.
^Zero coupon security. The rate shown is the yield at the time of purchase.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Growth Fund
Net asset value Class A (A)		$ 12.88
Sales charge (5.75% of offering price) (B)		0.79
Offering price		$ 13.67

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Small Cap Growth Fund

Year Ended June 30, 2007

Investment Income:
Dividends	$ 87,804
Interest	49,218
Foreign tax withheld	(60)	$ 136,962

Expenses:
Management fees	279,084
Distribution expenses – Class A	39,423
Distribution expenses – Class B	41,749
Distribution expenses – Class C	87,820
Distribution expenses – Class R	11,087
Dividend disbursing and transfer agent fees and expenses	164,781
Registration fees	47,994
Reports and statements to shareholders	23,901
Audit and tax fees	14,433
Accounting and administration expenses	11,163
Custodian fees	9,998
Trustees’ fees and benefits	5,052
Dues and services	3,720
Legal fees	3,674
Pricing fees	2,505
Consulting fees	639
Insurance fees	599
Taxes (other than taxes on income)	190
Trustee’s expenses	108	747,920
Less expenses absorbed or waived		(158,038)
Less waived distribution expenses – Class A		(6,571)
Less waived distribution expenses – Class R		(1,848)
Less expense paid indirectly		(2,009)
Total operating expenses		579,454
Net Investment Loss		(442,492)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		3,447,329
Net change in unrealized appreciation/depreciation of investments		967,308
Net Realized and Unrealized Gain on Investments		4,414,637

Net Increase in Net Assets Resulting from Operations		$ 3,972,145

See accompanying notes

Statements of changes in net assets

Delaware Small Cap Growth Fund

	Year Ended
	6/30/07	6/30/06
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$ (442,492)	$ (483,596)
Net realized gain on investments	3,447,329	3,024,337
Net change in unrealized appreciation/depreciation of investments	967,308	481,363
Net increase in net assets resulting from operations	3,972,145	3,022,104

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(953,003)	(765,395)
Class B	(323,967)	(299,729)
Class C	(661,091)	(474,449)
Class R	(123,429)	(80,192)
Institutional Class	(46)	(32)
	(2,061,536)	(1,619,797)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,213,307	8,685,927
Class B	420,773	944,126
Class C	1,080,333	2,800,963
Class R	1,432,460	1,171,549
Institutional Class	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	902,810	659,402
Class B	305,698	280,469
Class C	637,919	403,966
Class R	123,429	59,821
Institutional Class	46	32
	10,116,775	15,006,255

Cost of shares repurchased:
Class A	(8,991,756)	(9,153,145)
Class B	(2,054,882)	(2,078,892)
Class C	(3,705,481)	(2,600,745)
Class R	(1,031,638)	(1,200,872)
Institutional Class	—	(7,444)
	(15,783,757)	(15,041,098)
Decrease in net assets derived from capital share transactions	(5,666,982)	(34,843)
Net Increase (Decrease) in Net Assets	(3,756,373)	1,367,464

Net Assets:
Beginning of year	30,970,506	29,603,042
End of year (there was no undistributed net investment income at either year end)	$ 27,214,133	$ 30,970,506

See accompanying notes

Financial highlights

Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03
Net asset value, beginning of period	$ 11.890	$ 11.300	$ 11.260	$ 9.170		$ 8.130

Income (loss) from investment operations:
Net investment loss[1]	(0.141)	(0.134)	(0.138)	(0.105)		(0.083)
Net realized and unrealized gain on investments	1.958	1.325	0.291	2.195		1.123
Total from investment operations	1.817	1.191	0.153	2.090		1.040

Less dividends and distributions from:
Net realized gain on investments	(0.827)	(0.601)	(0.113)	—		—
Total dividends and distributions	(0.827)	(0.601)	(0.113)	—		—

Net asset value, end of period	$ 12.880	$ 11.890	$ 11.300	$ 11.260		$ 9.170

Total return[2]	16.62%	10.70%	1.51%	22.79%		12.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12,996	$ 14,941	$ 14,045	$ 25,035		$ 3,586
Ratio of expenses to average net assets	1.71%	1.60%	1.65%	1.60%		1.60%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.33%	2.20%	1.97%	1.95%		3.14%
Ratio of net investment loss to average net assets	(1.22% )	(1.12% )	(1.29% )	(0.99%	)	(1.08%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.84% )	(1.72% )	(1.61% )	(1.34%	)	(2.62%	)
Portfolio turnover	67%	78%	87%	79%		60%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

Delaware Small Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03
Net asset value, beginning of period	$11.470	$11.000	$11.050	$ 9.070		$ 8.100

Income (loss) from investment operations:
Net investment loss[1]	(0.225)	(0.221)	(0.217)	(0.184)		(0.140)
Net realized and unrealized gain on investments	1.882	1.292	0.280	2.164		1.110
Total from investment operations	1.657	1.071	0.063	1.980		0.970

Less dividends and distributions from:
Net realized gain on investments	(0.827)	(0.601)	(0.113)	—		—
Total dividends and distributions	(0.827)	(0.601)	(0.113)	—		—

Net asset value, end of period	$12.300	$11.470	$11.000	$11.050		$ 9.070

Total return[2]	15.77%	9.87%	0.71%	21.83%		11.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,783	$4,858	$5,448	$4,844		$2,460
Ratio of expenses to average net assets	2.46%	2.35%	2.40%	2.35%		2.35%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	3.03%	2.90%	2.67%	2.65%		3.85%
Ratio of net investment loss to average net assets	(1.97% )	(1.87% )	(2.04% )	(1.74%	)	(1.83%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(2.54% )	(2.42% )	(2.31% )	(2.04%	)	(3.33%	)
Portfolio turnover	67%	78%	87%	79%		60%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

(continues)     13

Financial highlights

Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03
Net asset value, beginning of period	$11.470	$11.000	$11.050	$ 9.070		$ 8.100

Income (loss) from investment operations:
Net investment loss[1]	(0.225)	(0.221)	(0.217)	(0.184)		(0.140)
Net realized and unrealized gain on investments	1.882	1.292	0.280	2.164		1.110
Total from investment operations	1.657	1.071	0.063	1.980		0.970

Less dividends and distributions from:
Net realized gain on investments	(0.827)	(0.601)	(0.113)	—		—
Total dividends and distributions	(0.827)	(0.601)	(0.113)	—		—

Net asset value, end of period	$12.300	$11.470	$11.000	$11.050		$ 9.070

Total return[2]	15.77%	9.87%	0.71%	21.83%		11.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,082	$9,495	$8,527	$6,000		$2,033
Ratio of expenses to average net assets	2.46%	2.35%	2.40%	2.35%		2.35%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	3.03%	2.90%	2.67%	2.65%		3.85%
Ratio of net investment loss to average net assets	(1.97% )	(1.87% )	(2.04% )	(1.74%	)	(1.83%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(2.54% )	(2.42% )	(2.31% )	(2.04%	)	(3.33%	)
Portfolio turnover	67%	78%	87%	79%		60%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

						6/2/03[1]
	Year Ended					to
	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03
Net asset value, beginning of period	$11.770	$11.220	$11.220	$ 9.170		$ 9.040

Income (loss) from investment operations:
Net investment loss[2]	(0.170)	(0.164)	(0.176)	(0.144)		(0.003)
Net realized and unrealized gain on investments	1.937	1.315	0.289	2.194		0.133
Total from investment operations	1.767	1.151	0.113	2.050		0.130

Less dividends and distributions from:
Net realized gain on investments	(0.827)	(0.601)	(0.113)	—		—
Total dividends and distributions	(0.827)	(0.601)	(0.113)	—		—

Net asset value, end of period	$12.710	$11.770	$11.220	$11.220		$ 9.170

Total return[3]	16.34%	10.41%	1.15%	22.36%		1.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,352	$1,676	$1,575	$774		$—
Ratio of expenses to average net assets	1.96%	1.85%	2.00%	1.95%		1.95%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.63%	2.50%	2.27%	2.25%		5.93%
Ratio of net investment loss to average net assets	(1.47% )	(1.37% )	(1.64% )	(1.34%	)	(1.09%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(2.14% )	(2.02% )	(1.91% )	(1.64%	)	(5.07%	)
Portfolio turnover	67%	78%	87%	79%		60%	[4]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

[4] The portfolio turnover is representative of the entire Fund for the year ended June 30, 2003.

See accompanying notes

(continues)     15

Financial highlights

Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03
Net asset value, beginning of period	$12.020	$11.400	$11.330	$ 9.210		$ 8.140

Income (loss) from investment operations:
Net investment loss[1]	(0.112)	(0.103)	(0.111)	(0.079)		(0.063)
Net realized and unrealized gain on investments	1.969	1.324	0.294	2.199		1.133
Total from investment operations	1.857	1.221	0.183	2.120		1.070

Less dividends and distributions from:
Net realized gain on investments	(0.827)	(0.601)	(0.113)	—		—
Total dividends and distributions	(0.827)	(0.601)	(0.113)	—		—

Net asset value, end of period	$13.050	$12.020	$11.400	$11.330		$ 9.210

Total return[2]	16.78%	10.87%	1.76%	23.02%		13.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1	$1	$8	$1,287		$2,169
Ratio of expenses to average net assets	1.46%	1.35%	1.40%	1.35%		1.35%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.03%	1.90%	1.67%	1.65%		2.85%
Ratio of net investment loss to average net assets	(0.97% )	(0.87% )	(1.04% )	(0.74%	)	(0.83%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.54% )	(1.42% )	(1.31% )	(1.04%	)	(2.33%	)
Portfolio turnover	67%	78%	87%	79%		60%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Small Cap Growth Fund

June 30, 2007

Delaware Group Equity Funds III (the “Trust”) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to the Delaware Small Cap Growth Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December, 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends

(continues)     17

Notes to financial statements

Delaware Small Cap Growth Fund

1. Significant Accounting Policies (continued)

from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,862 for the year ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in the custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

Effective November 1, 2006, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Fund through October 31, 2007. Prior to November 1, 2006, DMC had contracted to limit these expenses from exceeding 1.35% of average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive distribution and service fees through October 31, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and Class R shares from exceeding 0.50% of average daily net assets respectively. Institutional Class shares pay no distribution and service expenses.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$22,555
Dividend disbursing, transfer agent, accounting
and administration fees and
other expenses payable to DSC	13,116
Distribution fee payable to DDLP	13,675
Other expenses payable to DMC and affiliates	13,991

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2007, the Fund was charged $1,366 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended June 30, 2007, DDLP earned $6,625 for commissions on sales of the Fund’s Class A shares. For the year ended June 30, 2007, DDLP received gross CDSC commissions of $212, $13,944 and $710 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund was $3,295. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended June 30, 2007, the Fund made purchases of $18,168,695 and sales of $25,675,088 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes was $20,225,004. At June 30, 2007, the net unrealized appreciation was $7,000,619 of which $7,613,421 related to unrealized appreciation of investments and $612,802 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended June 30, 2007 and 2006 was as follows:

	Year Ended
	6/30/07	6/30/06
Long-term capital gain	$2,061,536	$1,619,797

5. Components of Net Assets on a Tax Basis

As of June 30, 2007, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$17,601,586
Undistributed long-term capital gains	2,611,928
Unrealized appreciation of investments	7,000,619
Net assets	$27,214,133

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and Real Estate Investment Trust reclassifications. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2007, the Fund recorded the following reclassifications:

Accumulated net realized gain	$(355,246)
Paid-in-capital	(87,246)
Accumulated net investment loss	442,492

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/07	6/30/06
Shares sold:
Class A	441,095	711,490
Class B	37,404	80,803
Class C	96,800	239,332
Class R	119,998	95,727
Institutional Class	—	—

Shares issued upon reinvestment of
dividends and distributions:
Class A	82,584	56,394
Class B	29,077	24,738
Class C	60,611	35,605
Class R	11,351	5,151
Institutional Class	4	3
	878,924	1,249,243
Shares repurchased:
Class A	(771,488)	(753,854)
Class B	(182,421)	(177,182)
Class C	(327,974)	(222,110)
Class R	(88,647)	(98,852)
Institutional Class	—	(650)
	(1,370,530)	(1,252,648)
Net decrease	(491,606)	(3,405)

For the years ended June 30, 2007 and 2006, 21,893 Class B shares were converted to 20,965 Class A shares valued at $252,121 and 14,159 Class B shares were converted to 13,721 Class A shares valued at $163,783, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2007, or at any time during the period then ended.

(continues)     19

Notes to financial statements

Delaware Small Cap Growth Fund

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Termination of New Share Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

11. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended June 30, 2007, the Fund designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gains	Income	Total	(C)
Distributions	Distributions	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
100%	—	100%	—

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on a percentage of the Fund’s ordinary income distributions.
[1] Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III – Delaware Small Cap Growth Fund

We have audited the accompanying statement of net assets of Delaware Small Cap Growth Fund (one of the series constituting Delaware Group Equity Funds III) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Small Cap Growth Fund of Delaware Group Equity Funds III at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

August 17, 2007

Other Fund information (unaudited)

Delaware Small Cap Growth Fund

Board Consideration of Delaware Small Cap Growth Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Small Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/ best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% — the second quartile; the next 25% — the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, and five-year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the second quartile. In evaluating the Fund’s performance, the Board considered the transitions in the Fund’s portfolio management team that took place in 2005. The Board encouraged management to re-evaluate the team’s make-up and strategy to improve Fund performance and meet the Board’s performance objective. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract did not fall within the standard structure. Management explained that, given the micro-cap orientation of the Fund, management believed it was appropriate to institute a higher fee than that provided in the standard structure. Nonetheless, although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	82	None
2005 Market Street	President,	since August 16, 2006	various executive capacities
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer
April 14, 1963		since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	82	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr Bank Corp
Philadelphia, PA					(BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 4, 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	82	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
			Executive Vice President —		Director —
May 28, 1960			University of Pennsylvania		Allied Barton
			(April 1995–June 2002)		Security Holdings
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	82	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 7, 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	82	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 24, 1947
Ann R. Leven	Trustee	Since	Consultant —	82	Director and
2005 Market Street		October 1989	ARL Associates		Audit Committee
Philadelphia, PA			(Financial Planning)		Chairperson — Andy
19103			(1983–Present)		Warhol Foundation

November 1, 1940					Director and Audit
Committee Chair —
Systemax, Inc.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Thomas F. Madison	Trustee	Since	President and Chief	82	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA			MLM Partners, Inc.
19103			(Small Business Investing		Director and Audit
			and Consulting)		Committee Chair —
February 25, 1936			(January 1993–Present)		Digital River, Inc.

Director and Audit
Committee Member —
Rimage
Corporation

Director — Valmont
Industries, Inc.
Janet L. Yeomans	Trustee	Since	Treasurer —	82	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President —
19103			Mergers & Acquisitions
(January 2003–January 2006), and
July 31, 1948			Vice President —
(July 1996–January 2005)
3M Corporation

Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.
J. Richard Zecher	Trustee	Since	Founder —	82	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director and Audit
July 3, 1940			Founder —		Committee Member —
			Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	82	None[4]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 2, 1963
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	82	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 21, 1966
John J. O’Connor	Senior Vice President	Treasurer	John J. O’Connor has served in	82	None[4]
2005 Market Street	and Treasurer	since	various executive capacities
Philadelphia, PA		February 2005	at different times at
19103			Delaware Investments.

June 16, 1957
Richard Salus	Senior	Chief Financial	Richard Salus has served in	82	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 4, 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3] In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
[4] David F. Connor, David P. O’Connor, John J. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, an investment company that has several portfolios sub-advised by the registrant’s investment advisor and whose investment advisor is an affiliated person of the registrant’s investment advisor.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

26

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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(2101)	Printed in the USA
AR-509 [6/30] CGI 8/07	MF-07-07-337 PO12075

Annual Report	Delaware
Trend Fund

June 30, 2007

                                               Growth equity mutual fund

> Portfolio management review	1
> Performance summary	4
> Disclosure of Fund expenses	6
> Sector allocation and top 10 holdings	7
> Statement of net assets	8
> Statement of operations	11
> Statements of changes in net assets	12
> Financial highlights	13
> Notes to financial statements	18
> Report of independent registered public accounting firm	22
> Other Fund information	23
> Board of trustees/directors and officers addendum	25
> About the organization	27

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.
© 2007 Delaware Distributors, L.P.

Portfolio management review

Delaware Trend Fund

July 10, 2007

The managers of Trend Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended July 10, 2007. Please see page two to learn more about the portfolio managers.

Q: What was the overall investment environment over the past year?

A: During the first weeks of the Delaware Trend Fund fiscal year, uncertainty lingered in the market, fueled largely by concerns about the economy, including residential real estate weakness, energy prices, and their effect on consumer spending. On Aug. 8, 2006, the Federal Reserve announced that it would leave interest rates unchanged after 17 consecutive increases. This, along with easing of gas prices in August, appeared to lead investors back into the stock market. Market optimism generally ensued and held steady over much of the remainder of the reporting period, with the exception of a few corrections.

Stocks tumbled significantly in late February — first sparked by a sharp decline in Chinese equity prices. During this period, weak stock market performance reflected investor concern about the troubled subprime mortgage business, as well as speculation about potential effects of the Chinese government’s efforts to slow economic growth.

The market later recovered and showed strength during the spring months, although signs of slow economic growth and inflation concerns resonated through the market for much of the remainder of the period. Performance turned volatile in June as more concerns about subprime lending made news.

Q: How did the Fund perform during the period?

A: The Delaware Trend Fund return for the year ended June 30, 2007, was +17.15% at net asset value and +10.40% at maximum offer price (both figures represent Class A shares with all distributions reinvested). The Fund’s benchmark, the Russell 2000 Growth Index, returned +16.83% during the period.

We attribute the Fund’s positive performance to stock selection and the team’s research-driven approach. Some of our most successful holdings were in the following industries: consumer discretionary, business services, energy, and industrials. Our holdings in healthcare generated good performance during the second half of the year, but these gains were attenuated somewhat by weak returns early in the period.

Q: What is the Fund’s stock selection strategy?

A: The Fund follows a bottom-up approach to stock selection that seeks market leaders, strong product cycles, innovative concepts, and industry trends. We look at price-to-earnings ratios, estimated growth rates, market capitalization, and cash flows as we strive to determine how attractive a company is relative to other companies. We try to identify small companies with strong growth rates in industries that are growing faster than the broader economy.

In general, we strive to identify small companies that we believe offer above-average opportunity for long-term price appreciation because they are poised to benefit from changing and dominant trends within society or the political arena. Many small companies serve niche markets and because of their size are able to respond more quickly to economic and market changes than their larger counterparts.

Q: What was the Fund’s positioning during the period that ended June 30, 2007?

A: During the first quarter, the Fund had significant exposure to consumer, technology, and biotechnology stocks. In the consumer area, we emphasized companies with recognized franchises whose stock was, in our opinion, unfairly penalized by current market conditions. This strategy generally proved successful, and certain stocks turned in significant gains when the market rebounded. Our holdings in retailers Crocs, J.Crew, and Coach posted favorable earnings, generating some of the Fund’s strongest annual returns.

Technology stocks, on the other hand, were a mixed group with some stocks suffering from growing concerns that corporations were overspending on technology assets. The biotechnology industry in particular struggled during the year, with a decreasing number of product

The views expressed are current as of the date of this report and are subject to change.

(continues)    1

Portfolio management review

Delaware Trend Fund

July 10, 2007

approvals by the Food and Drug Administration (FDA) as a result of Vioxx being taken off the market last year. As a result of this FDA effort to minimize consumer risk, a number of drugs in development failed to receive anticipated approval. Largely due to these developments, we dramatically reduced our exposure to this area.

Q: What individual securities contributed to performance?

A: In keeping with the Fund’s focus on companies benefiting from broad trends, we were invested in Geo Group, the nation’s second largest prison operator, which posted strong returns. Overcrowding in the nation’s prisons and facilities’ tighter budgets have increased the use of outsourcing by government agencies for home detention, electronic monitoring, medical, and mental health services.

In the healthcare sector, Align Technology, which makes the popular Invisalign orthodontics system, was a notable contributor. The Fund’s holdings in support services and equipment for the energy sector also generated strong returns. In industrial stocks, our position in Bucyrus International continued to generate attractive performance. A leading manufacturer of excavation equipment used in mining, Bucyrus benefited from increased demand in China and Russia, where equipment tends to be outdated. In addition, Itron, a producer of meters for the utility industry, was among the top performers. Itron recently completed its acquisition of Actaris Metering Systems, a transaction that expands its product offerings and access to global markets.

Q: Which securities did not meet the Fund’s performance expectations?

A: In the technology sector, Rackable Systems, which produces server and storage products for large data centers, was hurt by earnings problems and increased competition. We exited the stock in early 2007 at a loss. In the biotechnology arena, many companies did not receive anticipated FDA approval. Our position in Telik suffered from mounting questions over efficiency of a cancer drug in development. As a result, the stock was eliminated from the portfolio. We also sold Jackson Hewitt, a tax services firm, after it failed to meet earnings expectations.

Fund managers

Marshall T. Bassett
Senior Vice President, Chief Investment Officer – Emerging Growth Equity

Mr. Bassett joined Delaware Investments in 1997. He leads the firm’s Emerging Growth team, which focuses on small-, mid-, and smid-cap investment products and strategies. Prior to taking over leadership of the Emerging Growth team, Mr. Bassett spent eight years as a portfolio manager and analyst, focusing on consumer and retail stocks in the growth area. From 1989 to 1997, he worked at Morgan Stanley Asset Management Group, where he most recently served as a vice president in its Emerging Growth group, analyzing small-cap companies. Before that, he worked at a community bank in Hopkinsville, Ky., which eventually became part of The Sovran Bank and Trust Company. He received his bachelor’s degree from Duke University and an MBA from the Fuqua School of Business at Duke University. Mr. Bassett is a member of the Fuqua School’s alumni board.

Steven G. Catricks, CFA
Vice President, Portfolio Manager

Mr. Catricks joined Delaware Investments in 2001. He handles research and analysis in the technology sector for the firm’s Emerging Growth Equity team. Previously, he was an equity analyst at BlackRock Financial from 1999 to 2000, where he specialized in small-capitalization growth stocks. He also worked as a systems engineer at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. He started his career as a systems engineer at the Naval Air Development Center, where he spent 15 years. Mr. Catricks holds a bachelor’s degree in electrical engineering from Drexel University, a master’s degree in engineering from the University of Pennsylvania and has more than 18 years of experience in the technology industry. Mr. Catricks is a member of the Institute of Electrical and Electronics Engineers.

Liu-Er Chen, CFA
Senior Vice President, Chief Investment Officer – Emerging Markets

Mr. Chen joined Delaware Investments in September 2006 to lead the firm’s international Emerging Markets team. Previously, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently served as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He also served as the sole

2

manager of the Evergreen Health Care Fund since its inception in 1999. Mr. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Mr. Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He is licensed to practice medicine in China and has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Barry S. Gladstein, CFA
Vice President, Portfolio Manager

Mr. Gladstein joined Delaware Investments in 1995. He is a portfolio manager in the energy, industrials, and materials sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, he was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young. He holds a bachelor’s degree from Binghamton University and an MBA from The Wharton School of the University of Pennsylvania, and he is a member of The CFA Society of Philadelphia.

Christopher M. Holland
Vice President, Portfolio Manager

Mr. Holland, who joined Delaware Investments in 2001, is a portfolio manager in the business services sector of the firm’s Emerging Growth Equity team. Prior to joining Delaware Investments, Mr. Holland worked for three years as a municipal fixed income analyst at BlackRock and in private client services at J.P. Morgan Chase for another year. Mr. Holland holds a bachelor’s degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University.

Steven T. Lampe, CPA
Vice President, Portfolio Manager

Mr. Lampe, who joined Delaware Investments in 1995, is a portfolio manager in the business and financial services and healthcare sectors of the Emerging Growth Equity team. He previously served as a manager at Pricewaterhouse, specializing in financial services firms. Mr. Lampe received a bachelor’s degree in economics and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Rudy D. Torrijos III
Vice President, Portfolio Manager

Mr. Torrijos joined Delaware Investments in July 2005, where he serves as a portfolio manager with a focus on the technology sector for the firm’s Emerging Growth Equity team. He spent the prior two years as a technology analyst at Fiduciary Trust, where he was responsible for sector management of technology stocks for small-cap equity products. From 1997 to 2002 he worked for Neuberger Berman Growth Group, first as an analyst and then as fund manager. Mr. Torrijos worked as a technology analyst at Hellman Jordan Management for three years, and he began his career as a marketing/strategic financial planning analyst at Unocal in Los Angeles. Mr. Torrijos attended Harvard University, where he graduated with a bachelor’s degree in applied mathematics/economics.

Michael S. Tung, M.D.
Vice President, Equity Analyst

Dr. Tung joined Delaware Investments in November 2006 and covers the technology and healthcare sectors across all regions for the firm’s Emerging Markets team. He spent the prior 20 months as a vice president at the Galleon Group, where he performed fundamental research in the medical technology and biotechnology sectors. From late 2003 to 2005 he was an analyst responsible for investing in healthcare equities for Hambrecht & Quist Capital Management, and he spent most of 2003 as a junior analyst for Durus Capital Management. He began his professional career in the medical field from 2001 to the beginning of 2003, first as a physician at the Lemuel Shattuck Hospital of the Tufts University School of Medicine and then as an anesthesiologist at Beth Israel Deaconess Medical Center at the Harvard Medical School. Dr. Tung received bachelor’s degrees in economics and biology, summa cum laude, from George Washington University, where he spent a year at Oxford University in England as one of only three students awarded the Pembroke College Scholarship. He earned his medical doctorate and an MBA from the Tufts University School of Medicine. Dr. Tung is also a licensed physician in the state of Massachusetts.

Lori P. Wachs, CFA
Vice President, Portfolio Manager

Ms. Wachs joined Delaware Investments in 1992. She is a portfolio manager and analyst for the consumer sector in the firm’s Emerging Growth Equity group. She joined Delaware Investments after serving in the equity-risk arbitrage department of Goldman Sachs from 1990 to 1992. She holds a bachelor’s degree in economics from The Wharton School of the University of Pennsylvania.

3

Performance summary

Delaware Trend Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Trend Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund Performance
Average Annual Total Returns
Through June 30, 2007	1 year	5 years	10 years	Lifetime
Class A (Est. Oct. 3, 1968)
Excluding Sales Charge	+17.15%	+10.75%	+9.97%	+9.48%
Including Sales Charge	+10.40%	+9.45%	+9.32%	+9.31%

Class B (Est. Sept. 6, 1994)
Excluding Sales Charge	+16.37%	+9.96%	+9.34%	+11.31%
Including Sales Charge	+12.50%	+9.65%	+9.34%	+11.31%

Class C (Est. Nov. 29, 1995)
Excluding Sales Charge	+16.32%	+9.97%	+9.19%	+9.65%
Including Sales Charge	+15.35%	+9.97%	+9.19%	+9.65%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1% of average daily net assets. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after 8 years.

Effective at the close of business on May 31, 2007, no new or subsequent investments will be allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Please see the prospectus supplement for additional information.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1% of average daily net assets. Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Management has contracted to reimburse expenses and/or waive its management fees through Oct. 31, 2007. The most recent prospectus designated Fund’s gross expense ratios for Class A, B, C, R, and Institutional Class shares as 1.40%,2.11%, 2.11%, 1.71%, and 1.11%, respectively.

The average annual total return for the 1-year, 3-year and lifetime periods ended June 30, 2007, for the Delaware Trend Fund Class R shares was 16.96%, 9.37%, and 12.21%, respectively.

Class R shares were first made available on June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through Oct. 31, 2007. Performance would have been lower had the expense limitation not been in effect.

4

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (since Oct. 3, 1968) periods ended June 30, 2007, for the Delaware Trend Fund Institutional Class shares were 17.51%, 11.08%, 10.29%, and 9.59%, respectively.

Institutional Class shares were first made available Nov. 23, 1992, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to Nov. 23, 1992, is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table on previous page and the graph below do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

Fund basics
As of June 30, 2007

Fund objective
The Fund seeks capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

Total Fund net assets
$960 million

Number of holdings
86

Fund start date
Oct. 3, 1968

	Nasdaq symbols	CUSIPs
Class A	DELTX	245905104
Class B	DERBX	245905302
Class C	DETCX	245905401
Class R	DETRX	245905500
Institutional Class	DGTIX	245905203

Performance of a $10,000 Investment
Average annual total returns from June 30, 1997 through June 30, 2007

	Starting value (June 30, 1997)	Ending value (June 30, 2007)
Delaware Trend Fund — Class A Shares	$9,425	$25,544
Russell 2000 Growth Index	$10,000	$16,733

Chart assumes $10,000 on June 30, 1997, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions.

Performance of other Fund classes will vary due to difference charges and expenses. The chart also assumes $10,000 invested in the Russell 2000 Growth Index as of June 30, 1997. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to book ratios and higher forecasted growth values. An Index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

5

Disclosure of Fund expenses

For the period January 1, 2007 to June 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Trend Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/07 to
	1/1/07	6/30/07	Ratio	6/30/07*
Actual Fund Return
Class A	$1,000.00	$1,104.40	1.37%	$7.15
Class B	1,000.00	1,100.50	2.08%	10.83
Class C	1,000.00	1,100.70	2.08%	10.83
Class R	1,000.00	1,103.60	1.58%	8.24
Institutional Class	1,000.00	1,105.80	1.08%	5.64
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.00	1.37%	$6.85
Class B	1,000.00	1,014.48	2.08%	10.39
Class C	1,000.00	1,014.48	2.08%	10.39
Class R	1,000.00	1,016.96	1.58%	7.90
Institutional Class	1,000.00	1,019.44	1.08%	5.41

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

Sector allocation and top 10 holdings

Delaware Trend Fund

As of June 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock²	97.75%
Basic Industry/Capital Goods	12.16%
Business Services	4.59%
Consumer Durables	1.65%
Consumer Non-Durables	12.90%
Consumer Services	6.03%
Energy	4.68%
Financials	9.81%
Health Care	15.06%
Technology	28.79%
Transportation	2.08%
Discount Note	1.82%
Securities Lending Collateral	25.05%
Fixed Rate Notes	9.60%
Variable Rate Notes	15.45%
Total Value of Securities	124.62%
Obligation to Return Securities Lending Collateral	(25.05% )
Receivables and Other Assets Net of Liabilities	0.43%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Coach	2.95%
United Therapeutics	2.30%
Dick’s Sporting Goods	2.22%
Polycom	2.19%
Geo Group	2.04%
Nuance Communications	1.99%
Microsemi	1.87%
Cenveo	1.74%
NutriSystem	1.69%
Helix Energy Solutions Group	1.68%

7

Statement of net assets

Delaware Trend Fund

June 30, 2007

	Number of
	Shares	Value
Common Stock – 97.75%²
Basic Industry/Capital Goods – 12.16%
*AMCOL International	212,300	$5,797,913
*Bucyrus International Class A	180,900	12,804,102
Carpenter Technology	103,900	13,539,209
*†Hexcel	474,000	9,987,180
*†Itron	166,700	12,992,598
Kaydon	103,900	5,415,268
†Mettler-Toledo International	142,700	13,629,277
*†Middleby	208,600	12,478,452
MSC Industrial Direct Class A	282,900	15,559,500
*UAP Holding	484,000	14,587,760
		116,791,259
Business Services – 4.59%
*†Advisory Board	263,400	14,634,504
*†Geo Group	672,200	19,561,020
†Monster Worldwide	186,800	7,677,480
*†PRA International	85,900	2,173,270
		44,046,274
Consumer Durables – 1.65%
†THQ	519,800	15,864,296
		15,864,296
Consumer Non-Durables – 12.90%
*†Bare Escentuals	138,200	4,719,530
†Coach	597,800	28,329,742
*†Crocs	371,600	15,989,948
†Dick’s Sporting Goods	367,000	21,348,390
*†DSW Class A	275,500	9,592,910
*†J. Crew Group	275,600	14,907,204
*†Under Armour Class A	327,900	14,968,635
*†Zumiez	370,700	14,005,046
		123,861,405
Consumer Services – 6.03%
†Cenveo	720,600	16,710,714
*†NutriSystem	232,800	16,258,752
*†Sonic	303,925	6,722,821
*†Texas Roadhouse Class A	758,800	9,705,052
*†Wynn Resorts	94,500	8,475,705
		57,873,044
Energy – 4.68%
*Carbo Ceramics	271,500	11,894,415
†Core Laboratories	100,100	10,179,169
†Helix Energy Solutions Group	405,380	16,178,716
†North American Energy Partners	329,000	6,665,540
		44,917,840
Financials – 9.81%
Delphi Financial Group Class A	247,250	10,339,995
Hanover Insurance Group	281,100	13,714,869
†Investment Technology Group	280,600	12,158,398
KKR Financial Holdings	361,800	9,012,438
*†Meruelo Maddux Properties	564,300	4,604,688
*†Nasdaq Stock Market	225,100	6,687,721
†Signature Bank	121,300	4,136,330
Waddell & Reed Financial Class A	613,900	15,967,539
Webster Financial	184,200	7,859,814
Whitney Holding	324,000	9,752,400
		94,234,192
Health Care – 15.06%
*†Acadia Pharmaceuticals	333,500	4,558,945
*†Align Technology	463,700	11,202,992
*†Cepheid	522,600	7,629,960
*†Chattem	34,200	2,167,596
*†Collagenex Pharmaceuticals	273,300	3,388,920
*†Conceptus	472,200	9,146,514
†Digene	67,400	4,047,370
†Hologic	58,400	3,230,104
*†LifeCell	408,500	12,475,590
*†Martek Biosciences	119,800	3,111,206
*†Medarex	769,400	10,994,726
*†Nektar Therapeutics	261,700	2,483,533
*†NuVasive	276,200	7,460,162
*†PDL BioPharma	261,900	6,102,270
*†Progenics Pharmaceuticals	371,200	8,006,784
*†Regeneron Pharmaceuticals	314,800	5,641,216
*†Sciele Pharma	313,000	7,374,280
†Techne	157,100	8,987,691
†United Therapeutics	346,900	22,118,344
*†Wright Medical Group	188,500	4,546,620
		144,674,823
Technology – 28.79%
†Akamai Technologies	269,000	13,084,160
*†American Reprographics	320,900	9,880,511
*†Equinix	170,900	15,632,223
†F5 Networks	181,400	14,620,840
†Foundry Networks	966,800	16,106,888
*†Informatica	893,600	13,198,472
*†Macrovision	535,300	16,091,118
*†Microsemi	748,100	17,916,995
*†Nuance Communications	1,144,200	19,142,466
*†Opsware	1,363,400	12,965,934
†Polycom	624,700	20,989,920
*†Powerwave Technologies	2,258,400	15,131,280
†Riverbed Technology	309,000	13,540,380
†salesforce.com	346,700	14,859,562
*†Shutterfly	673,600	14,516,080
†Silicon Laboratories	366,700	12,691,487
*†SiRF Technology Holdings	6,200	128,588
*†Solera Holdings	687,300	13,319,874
†Super Micro Computer	147,200	1,473,472
†Trident Microsystems	544,000	9,982,400
*†Varian Semiconductor
Equipment Associates	280,500	11,236,830
		276,509,480
Transportation – 2.08%
*†American Commercial Lines	340,700	8,875,235
*Hunt (J.B.) Transport Services	377,900	11,080,028
		19,955,263
Total Common Stock
(cost $670,871,604)		938,727,876

8

	Principal
	Amount	Value
^Discount Note – 1.82%
Federal Home Loan Bank
4.802% 7/2/07	$17,511,000	$17,508,665
Total Discount Note
(cost $17,508,665)		17,508,665
Total Value of Securities Before Securities
Lending Collateral – 99.57%
(cost $688,380,269)		956,236,541

Securities Lending Collateral** – 25.05%
Short-Term Investments – 25.05%
Fixed Rate Notes – 9.60%
Abbey National 5.31% 7/2/07	9,468,566	9,468,566
American Express Centurion
5.32% 7/30/07	8,454,077	8,454,077
BNP Paribas 5.37% 7/2/07	3,832,515	3,832,515
Credit Agricole 5.31% 10/4/07	5,636,051	5,636,051
Den Danske Bank 5.38% 7/2/07	9,468,566	9,468,566
Fortis Bank 5.30% 7/23/07	5,072,447	5,072,447
HBOS Treasury Services
5.42% 7/2/07	9,468,566	9,468,566
ING Bank
5.31% 7/3/07	3,381,631	3,381,631
5.33% 7/9/07	5,636,051	5,636,051
M&T 5.34% 7/2/07	9,468,566	9,468,566
Royal Bank of Canada
5.31% 7/23/07	8,454,077	8,454,077
Societe Generale 5.33% 7/2/07	4,389,317	4,389,317
Union Bank of Switzerland
5.33% 7/2/07	9,468,566	9,468,566
		92,198,996
•Variable Rate Notes – 15.45%
ANZ National 5.32% 7/29/08	1,127,210	1,127,210
Australia New Zealand
5.34% 7/29/08	5,636,051	5,636,051
Bank of New York
5.32% 7/29/08	4,508,841	4,508,841
Bayerische Landesbank
5.37% 7/29/08	5,636,051	5,636,051
Bear Stearns 5.38% 12/28/07	7,890,472	7,890,472
BNP Paribas 5.33% 7/29/08	5,636,051	5,636,051
Calyon 5.33% 8/14/07	2,818,026	2,818,026
Canadian Imperial Bank
5.32% 7/29/08	3,945,236	3,945,236
5.33% 8/15/07	5,523,330	5,523,330
CDC Financial Products
5.43% 7/27/07	7,326,867	7,326,867
Citigroup Global Markets
5.45% 7/6/07	7,326,867	7,326,867
Commonwealth Bank
5.32% 7/29/08	5,636,051	5,636,051
Credit Suisse First Boston
5.32% 3/14/08	5,636,051	5,636,051
Deutsche Bank
5.34% 8/20/07	7,890,472	7,890,472
5.34% 9/21/07	845,408	845,408
Dexia Bank 5.32% 9/28/07	7,890,455	7,890,082
Goldman Sachs Group
5.52% 6/27/08	6,650,540	6,650,540
Marshall & Ilsley Bank
5.32% 7/29/08	6,199,656	6,199,656
Morgan Stanley 5.56% 7/29/08	7,326,867	7,326,867
National Australia Bank
5.31% 7/29/08	6,988,703	6,988,703
National Rural Utilities
5.33% 7/29/08	8,904,961	8,904,961
Nordea Bank, Norge
5.33% 7/29/08	5,636,051	5,636,051
Royal Bank of Scotland Group
5.33% 7/29/08	5,636,051	5,636,051
Societe Generale 5.31% 7/29/08	2,818,026	2,818,026
Sun Trust Bank 5.33% 7/30/07	7,326,867	7,326,867
Wells Fargo 5.33% 7/29/08	5,636,051	5,636,051
		148,396,839
Total Securities Lending Collateral
(cost $240,595,835)		240,595,835

Total Value of Securities – 124.62%
(cost $928,976,104)		1,196,832,376	©
Obligation to Return Securities Lending
Collateral** – (25.05%)		(240,595,835)
Receivables and Other Assets
Net of Liabilities – 0.43%		4,130,786
Net Assets Applicable to 43,683,065
Shares Outstanding – 100.00%		$960,367,327

Net Asset Value – Delaware Trend Fund
Class A ($623,868,974 / 27,949,244 Shares)		$22.32
Net Asset Value – Delaware Trend Fund
Class B ($87,432,957 / 4,486,470 Shares)		$19.49
Net Asset Value – Delaware Trend Fund
Class C ($90,945,237 / 4,569,768 Shares)		$19.90
Net Asset Value – Delaware Trend Fund
Class R ($3,524,783 / 159,804 Shares)		$22.06
Net Asset Value – Delaware Trend Fund
Institutional Class ($154,595,376 / 6,517,779 Shares)		$23.72

Components of Net Assets at June 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$587,104,548
Accumulated net realized gain on investments		105,406,507
Net unrealized appreciation of investments		267,856,272
Total net assets		$960,367,327

(continues)     9

Statement of net assets

Delaware Trend Fund

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

†	Non-income producing security for the year ended June 30, 2007.

•	Variable rate securities. The rate shown is the rate as of June 30, 2007.

*	Fully or partially on loan.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

**	See Note 8 in “Notes to financial statements.”

©	Includes $235,196,731 of securities loaned.

Net Asset Value and Offering Price per Share –
Delaware Trend Fund
Net asset value Class A (A)	$22.32
Sales charge (5.75% of offering price) (B)	1.36
Offering price	$23.68

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

10

Statement of operations

Delaware Trend Fund

Year Ended June 30, 2007

Investment Income:
Dividends	$3,531,073
Securities lending income	1,249,464
Interest	1,047,487
		$5,828,024
Expenses:
Management fees	7,506,067
Distribution expenses – Class A	1,853,902
Distribution expenses – Class B	992,284
Distribution expenses – Class C	1,038,130
Distribution expenses – Class R	20,013
Dividend disbursing and transfer agent fees and expenses	3,099,627
Accounting and administration expenses	416,110
Trustees’ fees & benefits	194,347
Reports and statements to shareholders	162,406
Legal fees	139,793
Registration fees	62,519
Audit and tax	55,923
Custodian fees	25,312
Insurance fees	25,279
Consulting fees	22,451
Taxes (other than taxes on income)	16,524
Dues and services	4,993
Trustees’ expenses	3,761
Pricing fees	2,987	15,642,428
Less expenses absorbed or waived		(38,629)
Less waived distribution expenses – Class R		(3,336)
Less expense paid indirectly		(3,866)
Total operating expenses		15,596,597
Net Investment Loss		(9,768,573)

Net Realized and Unrealized Gain (Loss) on Investment:
Net realized gain on Investments		176,890,570
Net change in unrealized appreciation/depreciation of investments		(6,689,730)
Net Realized and Unrealized Gain on Investments		170,200,840

Net Increase in Net Assets Resulting from Operations		$160,432,267

See accompanying notes

11

Statements of changes in net assets

Delaware Trend Fund

	Year Ended
	6/30/07	6/30/06
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(9,768,573)	$(12,277,493)
Net realized gain on investments and foreign currencies	176,890,570	266,413,482
Net change in unrealized appreciation/depreciation of investments	(6,689,730)	(114,143,134)
Net increase in net assets resulting from operations	160,432,267	139,992,855

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(100,020,244)	—
Class B	(18,250,332)	—
Class C	(18,988,273)	—
Class R	(498,741)	—
Institutional Class	(34,275,404)	—
	(172,032,994)	—
Capital Share Transactions:
Proceeds from shares sold:
Class A	84,418,333	100,848,967
Class B	1,834,794	3,863,343
Class C	4,674,537	10,554,318
Class R	2,363,963	4,604,134
Institutional Class	30,852,463	81,041,735

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	95,374,853	—
Class B	17,072,563	—
Class C	17,784,602	—
Class R	498,741	—
Institutional Class	33,927,734	—
	288,802,583	200,912,497
Cost of shares repurchased:
Class A	(234,288,470)	(250,667,492)
Class B	(41,287,731)	(42,812,476)
Class C	(50,452,750)	(47,599,480)
Class R	(2,445,327)	(9,063,928)
Institutional Class	(171,681,743)	(121,766,994)
	(500,156,021)	(471,910,370)
Decrease in net assets derived from capital share transactions	(211,353,438)	(270,997,873)
Net Decrease in Net Assets	(222,954,165)	(131,005,018)

Net Assets:
Beginning of year	1,183,321,492	1,314,326,510
End of year (there was no undistributed net investment income at either year end)	$960,367,327	$1,183,321,492

See accompanying notes

12

Financial highlights

Delaware Trend Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06		6/30/05		6/30/04		6/30/03
Net asset value, beginning of period	$22.430	$20.180		$19.940		$16.220		$15.770

Income (loss) from investment operations:
Net investment loss[1]	(0.177)	(0.191)		(0.185)		(0.195)		(0.138)
Net realized and unrealized gain on investments
and foreign currencies	3.394	2.441		0.425		3.915		0.588
Total from investment operations	3.217	2.250		0.240		3.720		0.450

Less dividends and distributions from:
Net realized gain on investments	(3.327)	—		—		—		—
Total dividends and distributions	(3.327)	—		—		—		—

Net asset value, end of period	$22.320	$22.430		$20.180		$19.940		$16.220

Total return[2]	17.15%	11.15%		1.20%		22.93%		2.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$623,869	$679,312		$748,151		$956,366		$770,744
Ratio of expenses to average net assets	1.41%	1.40%		1.40%		1.50%		1.50%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.42%	1.40%		1.40%		1.50%		1.50%
Ratio of net investment loss to average net assets	(0.85% )	(0.86%	)	(0.98%	)	(1.06%	)	(0.98%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.86% )	(0.86%	)	(0.98%	)	(1.06%	)	(0.98%	)
Portfolio turnover	58%	71%		44%		59%		40%

1 The average shares outstanding method has been applied for per share information.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues) 13

Financial highlights

Delaware Trend Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06		6/30/05		6/30/04		6/30/03
Net asset value, beginning of period	$20.130	$18.240		$18.160		$14.880		$14.570

Income (loss) from investment operations:
Net investment loss[1]	(0.299)	(0.327)		(0.305)		(0.312)		(0.226)
Net realized and unrealized gain on investments
and foreign currencies	2.986	2.217		0.385		3.592		0.536
Total from investment operations	2.687	1.890		0.080		3.280		0.310

Less dividends and distributions from:
Net realized gain on investments	(3.327)	—		—		—		—
Total dividends and distributions	(3.327)	—		—		—		—

Net asset value, end of period	$19.490	$20.130		$18.240		$18.160		$14.880

Total return[2]	16.37%	10.36%		0.44%		22.04%		2.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$87,433	$113,683		$138,515		$188,363		$176,460
Ratio of expenses to average net assets	2.12%	2.11%		2.10%		2.20%		2.20%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.13%	2.11%		2.10%		2.20%		2.20%
Ratio of net investment loss to average net assets	(1.56% )	(1.57%	)	(1.68%	)	(1.76%	)	(1.68%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.57% )	(1.57%	)	(1.68%	)	(1.76%	)	(1.68%	)
Portfolio turnover	58%	71%		44%		59%		40%

1 The average shares outstanding method has been applied for per share information.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

14

Delaware Trend Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06		6/30/05		6/30/04		6/30/03
Net asset value, beginning of period	$20.490	$18.570		$18.480		$15.140		$14.820

Income (loss) from investment operations:
Net investment loss[1]	(0.303)	(0.331)		(0.308)		(0.315)		(0.228)
Net realized and unrealized gain on investments
and foreign currencies	3.040	2.251		0.398		3.655		0.548
Total from investment operations	2.737	1.920		0.090		3.340		0.320

Less dividends and distributions from:
Net realized gain on investments	(3.327)	—		—		—		—
Total dividends and distributions	(3.327)	—		—		—		—

Net asset value, end of period	$19.900	$20.490		$18.570		$18.480		$15.140

Total return[2]	16.32%	10.34%		0.49%		22.06%		2.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,945	$123,295		$145,328		$177,631		$134,153
Ratio of expenses to average net assets	2.12%	2.11%		2.10%		2.20%		2.20%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.13%	2.11%		2.10%		2.20%		2.20%
Ratio of net investment loss to average net assets	(1.56% )	(1.57%	)	(1.68%	)	(1.76%	)	(1.68%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.57% )	(1.57%	)	(1.68%	)	(1.76%	)	(1.68%	)
Portfolio turnover	58%	71%		44%		59%		40%

1 The average shares outstanding method has been applied for per share information.

2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     15

Financial highlights

Delaware Trend Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

								6/2/03[1]
	Year Ended							to
	6/30/07	6/30/06		6/30/05		6/30/04		6/30/03
Net asset value, beginning of period	$22.240	$20.060		$19.880		$16.220		$16.260

Income (loss) from investment operations:
Net investment loss[2]	(0.219)	(0.239)		(0.246)		(0.258)		(0.011)
Net realized and unrealized gain (loss) on investments
and foreign currencies	3.366	2.419		0.426		3.918		(0.029)
Total from investment operations	3.147	2.180		0.180		3.660		(0.040)

Less dividends and distributions from:
Net realized gain on investments	(3.327)	—		—		—		—
Total dividends and distributions	(3.327)	—		—		—		—

Net asset value, end of period	$22.060	$22.240		$20.060		$19.880		$16.220

Total return[3]	16.96%	10.87%		0.91%		22.56%		(0.25%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,525	$3,069		$6,621		$2,149		$—
Ratio of expenses to average net assets	1.62%	1.62%		1.70%		1.80%		1.95%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.73%	1.71%		1.70%		1.80%		1.95%
Ratio of net investment loss to average net assets	(1.06% )	(1.08%	)	(1.28%	)	(1.36%	)	(1.49%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.17% )	(1.17%	)	(1.28%	)	(1.36%	)	(1.49%	)
Portfolio turnover	58%	71%		44%		59%		40%	[4]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.
[4] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

16

Delaware Trend Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	6/30/07	6/30/06		6/30/05		6/30/04		6/30/03
Net asset value, beginning of period	$23.560	$21.130		$20.830		$16.890		$16.370

Income (loss) from investment operations:
Net investment loss[1]	(0.116)	(0.126)		(0.129)		(0.141)		(0.096)
Net realized and unrealized gain on investments
and foreign currencies	3.603	2.556		0.429		4.081		0.616
Total from investment operations	3.487	2.430		0.300		3.940		0.520

Less dividends and distributions from:
Net realized gain on investments	(3.327)	—		—		—		—
Total dividends and distributions	(3.327)	—		—		—		—

Net asset value, end of period	$23.720	$23.560		$21.130		$20.830		$16.890

Total return[2]	17.51%	11.50%		1.44%		23.33%		3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$154,595	$263,962		$275,712		$362,336		$286,632
Ratio of expenses to average net assets	1.12%	1.11%		1.10%		1.20%		1.20%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.13%	1.11%		1.10%		1.20%		1.20%
Ratio of net investment loss to average net assets	(0.56% )	(0.57%	)	(0.68%	)	(0.76%	)	(0.68%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.57% )	(0.57%	)	(0.68%	)	(0.76%	)	(0.68%	)
Portfolio turnover	58%	71%		44%		59%		40%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

17

Notes to financial statements

Delaware Trend Fund

June 30, 2007

Delaware Group Equity Funds III (the “Trust”) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on December 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.

18

1. Significant Accounting Policies (continued)

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $11,474 for the year ended June 30, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective November 1, 2006, DMC has contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, exclusive of taxes, interest, brokerage fees, 12b-1 fees, certain insurance costs and extraordinary expenses, do not exceed 1.11% of average daily net assets of the Fund through October 31, 2007. Prior to November 1, 2006, the Fund had no expense limitation in effect.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to limit distribution and service fees through October 31, 2007 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At June 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$579,743
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	257,537
Distribution fee payable to DDLP	303,027
Other expenses payable to DMC and affiliates*	31,712

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended June 30, 2007, the Fund was charged $50,767 for internal legal and tax services provided by DMC and/or its affiliates’ employees. For the year ended June 30, 2007, DDLP earned $27,420 for commissions on sales of the Fund’s Class A shares.

For the year ended June 30, 2007, DDLP received gross CDSC commissions of $313, $118,470 and $4,003 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund was $136,638.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

(continues)     19

Notes to financial statements

Delaware Trend Fund

3. Investments

For the year ended June 30, 2007, the Fund made purchases of $592,045,212 and sales of $952,427,855 of investment securities other than short-term investments.

At June 30, 2007, the cost of investments for federal income tax purposes was $934,987,050. At June 30, 2007, net unrealized appreciation was $261,845,326, of which $280,445,931 related to unrealized appreciation of investments and $18,600,605 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended June 30, 2006. The tax character of dividends and distributions paid during the year ended June 30, 2007 was as follows:

Year Ended
6/30/07
Long-term capital gain	$172,032,994

5. Components of Net Assets on a Tax Basis

As of June 30, 2007, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$587,104,548
Undistributed ordinary income	317,423
Undistributed long-term capital gain	111,100,030
Unrealized appreciation of investments	261,845,326
Net assets	$960,367,327

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended June 30, 2007, the Fund recorded the following reclassifications.

Accumulated net investment loss	$9,768,573
Accumulated net realized gain (loss)	(9,768,573)

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	6/30/07	6/30/06
Shares sold:
Class A	4,043,611	4,469,015
Class B	100,936	189,657
Class C	251,416	513,250
Class R	113,963	195,695
Institutional Class	1,396,292	3,404,640

Shares issued upon reinvestment of
dividends and distributions:
Class A	4,909,479	—
Class B	996,849	—
Class C	1,017,959	—
Class R	25,954	—
Institutional Class	1,657,448	—
	14,513,907	8,772,257

Shares repurchased:
Class A	(11,292,101)	(11,255,751)
Class B	(2,257,791)	(2,136,176)
Class C	(2,717,165)	(2,323,651)
Class R	(118,111)	(387,803)
Institutional Class	(7,740,078)	(5,246,279)
	(24,125,246)	(21,349,660)
Net decrease	(9,611,339)	(12,577,403)

For the years ended June 30, 2007 and 2006, 400,218 Class B shares were converted to 350,935 Class A shares valued at $7,291,837 and 436,740 Class B shares were converted to 393,203 Class A shares valued at $8,724,587, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of June 30, 2007, or at any time during the year then ended.

20

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2007, the value of the securities on loan was $235,196,731, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At June 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Termination of New Purchases of Class B Shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended June 30, 2007, the Fund designates distributions paid during the year as follows:

(A)	(B)
Long-Term	Ordinary
Capital Gains	Income	Total	(C)
Distributions	Distributions	Distributions	Qualifying
(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
100%	—	100%	—

(A) and (B) are based on a percentage of the Fund’s total distributions.
(C) is based on a percentage of the Fund’s ordinary income distributions of the Fund.
[1] Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

21

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds III – Delaware Trend Fund

We have audited the accompanying statement of net assets of Delaware Trend Fund (one of the series constituting Delaware Group Equity Funds III) (the “Fund”) as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Trend Fund of Delaware Group Equity Funds III at June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

August 17, 2007

22

Other Fund information

Delaware Trend Fund

Board Consideration of Delaware Trend Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Trend Fund (the “Fund”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three, five and ten year periods was in the fourth quartile, second quartile and first quartile, respectively. The Board noted that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered the transitions in the Fund’s portfolio management team that took place in 2005. The Board also considered solid Fund performance, both on an absolute and relative basis, for the period August 1, 2006 through February 28, 2007. After discussions with management, the Board endorsed management’s efforts to enhance Fund performance and expressed support for the investment team and its philosophy and processes. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department.

(continues)     23

Other Fund information

Delaware Trend Fund

Board Consideration of Delaware Trend Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through October 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

24

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	82	None
2005 Market Street	President,	since August 16, 2006	various executive capacities
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer
April 14, 1963		since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	82	Director —
2005 Market Street		March 2005	(March 2004–Present)		Bryn Mawr Bank Corp
Philadelphia, PA					(BMTC)
19103			Investment Manager —		(April 2007–Present)
Morgan Stanley & Co.
October 4, 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	82	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
			Executive Vice President —		Director —
May 28, 1960			University of Pennsylvania		Allied Barton
			(April 1995–June 2002)		Security Holdings
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	82	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 7, 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	82	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 24, 1947
Ann R. Leven	Trustee	Since	Consultant —	82	Director and
2005 Market Street		October 1989	ARL Associates		Audit Committee
Philadelphia, PA			(Financial Planning)		Chairperson — Andy
19103			(1983–Present)		Warhol Foundation

November 1, 1940					Director and Audit
Committee Chair —
Systemax, Inc.

(continues)     25

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Thomas F. Madison	Trustee	Since	President and Chief	82	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA			MLM Partners, Inc.
19103			(Small Business Investing		Director and Audit
			and Consulting)		Committee Chair —
February 25, 1936			(January 1993–Present)		Digital River, Inc.

Director and Audit
Committee Member —
Rimage
Corporation

Director — Valmont
Industries, Inc.
Janet L. Yeomans	Trustee	Since	Treasurer —	82	None
2005 Market Street		April 1999	(January 2006–Present)
Philadelphia, PA			Vice President —
19103			Mergers & Acquisitions
(January 2003–January 2006), and
July 31, 1948			Vice President —
(July 1996–January 2005)
3M Corporation

Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.
J. Richard Zecher	Trustee	Since	Founder —	82	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director and Audit
July 3, 1940			Founder —		Committee Member —
			Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	82	None[4]
2005 Market Street	Deputy General	September 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 2, 1963
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	82	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 21, 1966
John J. O’Connor	Senior Vice President	Treasurer	John J. O’Connor has served in	82	None[4]
2005 Market Street	and Treasurer	since	various executive capacities
Philadelphia, PA		February 2005	at different times at
19103			Delaware Investments.

June 16, 1957
Richard Salus	Senior	Chief Financial	Richard Salus has served in	82	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 4, 1963

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4 David F. Connor, David P. O’Connor, John J. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, an investment company that has several portfolios sub-advised by the registrant’s investment advisor and whose investment advisor is an affiliated person of the registrant’s investment advisor.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestment.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(2083)	Printed in the USA
AR-003 [6/07] CGI 8/07	MF-07-07-339 PO12076

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $80,300 for the fiscal year ended June 30, 2007.

_______________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $81,500 for the fiscal year ended June 30, 2006.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended June 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended June 30, 2006.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,700 for the registrant’s fiscal year ended June 30, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant’s Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $29,950 for the fiscal year ended June 30, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2007.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $16,015 for the fiscal year ended June 30, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2006.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2007.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended June 30, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended June 30, 2006.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $275,032 and $204,395 for the registrant’s fiscal years ended June 30, 2007 and June 30, 2006, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds III

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 6, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 6, 2007